As filed with the Securities and Exchange Commission on December 19, 2017

1933 Act Registration No. 333-220536

1940 Act Registration No. 811-23294

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1	☒

(Check appropriate box or boxes.)

CAUSEWAY ETMF TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

c/o Causeway Capital Management LLC

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (866) 947-7000

Copies to:

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and address of agent for service)	MARK D. PERLOW Dechert LLP One Bush Street, Suite 1600 San Francisco, CA 94104 Telephone: (415) 262-4530 Facsimile: (415) 262-4555

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

Prospectus

January 29, 2018

Causeway International Value NextShares

The NASDAQ Stock Market LLC

CIVEC

Causeway Global Value NextShares

The NASDAQ Stock Market LLC

CGVIC

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NextSharesTM comprise a new type of actively managed fund that differs from mutual funds and exchange-traded funds. Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or an alternative trading system. Trading prices of shares of a NextShares fund are directly linked to the fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. Investing in shares of a NextShares fund involves certain risks as described in this Prospectus. As new types of funds, NextShares funds have limited operating histories.

This Prospectus contains information about Causeway International Value NextShares (International Value NextShares) and Causeway Global Value NextShares (Global Value NextShares) (each, a Fund and collectively, the Funds), each of which is a diversified series of Causeway ETMF Trust (Trust). Causeway Capital Management LLC, each Fund’s investment adviser, is referred to below as the Investment Adviser.

2

Causeway International Value NextShares

Investment Objective

The Fund’s investment objective is to seek long-term growth of capital and income.

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees

(fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%

Other Expenses (1)	5.22%

Total Annual Fund Operating Expenses	6.02%

Expense Reimbursement (2)	4.97%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

(1)	Estimated.
(2)	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, interest, taxes, distribution plan expenses, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the Fund’s average daily net assets. The expense limit agreement will remain in effect until January 31, 2019 and may only be terminated earlier by the Fund’s Board of Trustees (Board) or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2019 only, and assumes no expense limit after that time. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$107	$1,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to present.

3

Principal Investment Strategies and Risks

What are the Fund’s principal investment strategies?

The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 10% of its total assets in emerging (less developed) markets.

The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund’s assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market

•	Financial strength

Generally, price-to-earnings ratio and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in any particular country.

About NextShares

The Fund is a NextShares fund, which is a new type of actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (SEC) granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (1940 Act). As a new type of fund, NextShares funds do not have an operating history and there can be no guarantee that an active trading market for shares of NextShares funds will develop.

4

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer (Broker) that offers NextShares, and may not be directly purchased or redeemed from the NextShares fund. As a new type of fund, NextShares funds initially may be offered by a limited number of Brokers. Trading prices of shares of NextShares funds are directly linked to the fund’s next-computed net asset value per share (NAV), which is normally determined as of 4:00 p.m. Eastern time. Buyers and sellers of shares of a NextShares fund on a trading day will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of shares of a NextShares fund will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which shares of a NextShares fund trade are determined at the time of trade execution. The amount of the premium or discount will depend on market factors, such as the supply and demand for shares from investors; transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares; competition among market makers; the share inventories and inventory strategies of market makers; and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See Investing in the Funds – Buying and Selling Shares below for important information about how to buy and sell shares of the Fund.

How NextShares Funds Compare to Mutual Funds: Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of shares of a NextShares fund may vary from NAV (the variance is also referred to as a premium or discount to NAV), and because commissions may apply, NextShares funds may be more expensive to buy and sell than mutual funds. Like shares of mutual funds, shares of NextShares funds may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, investing in a NextShares fund offers certain potential advantages that may, provided sufficient scale is achieved, benefit performance and tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution (Rule 12b-1) or service fees; (b) lower transfer agency expenses; (c) reduced trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower capital gains distributions. Potential advantages, if any, depend on the Fund achieving sufficient scale with active creation and redemption activity and the Fund being able to use in-kind redemptions to achieve greater tax efficiency. There can be no assurance that any potential advantage can or will be achieved, particularly until the Fund achieves sufficient scale. To the extent the Fund meets redemptions partially in cash, the Fund may be less tax efficient than NextShares funds that meet redemptions entirely in kind. Further, because NextShares funds do not pay sales loads or distribution (Rule 12b-1) or service fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Funds Compare to ETFs: Similar to shares of exchange-traded funds (ETFs), shares of NextShares funds are issued and redeemed only in specified large aggregations (Creation Units) by or through Authorized Participants (i.e., broker-dealers or institutional investors that have entered into agreements with the fund’s distributor) and trade throughout the day on an exchange. Unlike shares of ETFs, trading prices of shares of NextShares funds are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Put another way, NextShares funds do not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices.

Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. The NAV-based trading employed for shares of NextShares funds provides investors with trade execution cost transparency and the ability to restrict their trading costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying

5

portfolio values is not always known by individual investors and cannot be controlled by them. For more information, see Additional Information about NextShares.

What are the main risks of investing in the Fund?

As with a mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the MSCI EAFE Index (Gross).

In addition, because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

The nature of how Fund shares trade raises additional risks, including market trading risk, contingent pricing risk, cash transactions risk and Authorized Participant concentration risk, as described below.

Market Trading Risks: Individual Fund shares may be purchased and sold only on a national securities exchange or an alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that the listing of Fund shares will continue unchanged. Buying and selling shares may require you to pay brokerage commissions in addition to the premium/discount to NAV and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced when you sell shares at a discount or buy shares at a premium to NAV.

Contingent Pricing Risks: Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of 4:00 p.m. Eastern Time each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to restrict differences between trade prices and NAV (i.e., premiums and discounts to NAV), they cannot be used to control or limit absolute trade execution prices.

Cash Transactions Risk: In certain instances, the Fund may effect creations and redemptions partly or wholly for cash, rather than in kind. Because the Fund may effect redemptions for cash, rather than through in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, and it may subsequently recognize gains on such sales that the Fund might

6

not have recognized if it had distributed portfolio securities in kind. As a result, an investment in the Fund may be less tax-efficient than if it effected redemptions principally in kind. Moreover, cash transactions may have to be carried out over several days if the market for any of the Fund’s portfolio holdings is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have relationships with a limited number of institutions that act as Authorized Participants. To the extent these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of the Fund may trade at a discount to NAV and possibly face trading halts and/or delisting.

See Investment Risks beginning on page [XX] for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:

•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include foreign securities.

•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.

Performance

The Fund has not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for relevant periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) will not necessarily indicate how it will perform in the future. For current performance information, please visit www.causewayfunds.com.

Portfolio Management

Investment Adviser

Causeway Capital Management LLC

Portfolio Managers

The Fund is managed by the following team of portfolio managers:

Sarah H. Ketterer, chief executive officer and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

7

Harry W. Hartford, president and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

James A. Doyle, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Jonathan P. Eng, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Conor Muldoon, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Foster Corwith, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Alessandro Valentini, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Ellen Lee, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Purchase and Sale of Fund Shares:

Buying and Selling Shares in the Secondary Market. Shares of the Fund are listed and available for trading on The NASDAQ Stock Market LLC (Listing Exchange) during the Listing Exchange’s core trading session (generally 9:30 am to 4:00 pm Eastern Time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market, although Brokers may impose their own minimum transaction requirements.

Buying and selling Fund shares is similar in most respects to buying and selling shares of ETFs and listed stocks. Throughout each trading day, market makers post on an exchange bids to buy shares and offers to sell shares. Buyers and sellers submit trade orders through their Brokers. The executing trading venue matches orders received from Brokers against market maker quotes and other orders to execute trades, and reports the results of completed trades to the parties to the trades, member firms and market data services. Completed trades in Fund shares clear and settle like trades in ETF shares and listed stock trades, with settlement normally occurring on the second following business day (T+2). Orders to buy and sell Fund shares that are not executed on the day the order is submitted are automatically cancelled as of the close of trading that day.

Trading in Fund shares differs from buying and selling shares of ETFs and listed stocks in four key respects:

•	how intraday prices of executed trades and bids and offers posted by market makers are expressed;

•	how you determine the number of shares to buy or sell if you seek to transact in an approximate dollar amount;

•	what limit orders mean and how limit prices are expressed; and

•	how and when the final prices of executed trades are determined.

Intraday Prices and Quote Display Format. The intraday price of executed trades and bids and offers quoted for Fund shares are all expressed relative to the Fund’s next determined NAV, rather than as an absolute dollar price.

8

As noted above, the Fund’s NAV is normally determined as of 4:00 p.m. Eastern Time each business day. As an illustration, shares of the Fund may be quoted intraday at a best bid of “NAV -$0.01” and a best offer of “NAV +$0.02.” A buy order executed at the quoted offer price would, in this example, be priced at two cents over the Fund’s NAV on the trade date. If the last trade in Fund shares was priced at two cents over NAV (the current best offer), it would be displayed as “NAV +$0.02.”

Bid and offer quotes and prices of Fund shares in NAV-based format can be accessed intraday on Broker terminals using the Fund’s ticker symbol. Market data services may display bid and offer quotes and trade prices in NAV-based format or in “proxy price” format, in which NAV is represented as 100.00 (as opposed to the actual NAV) and premiums/discounts to NAV are represented by the same difference from 100.00 (to illustrate, NAV-$0.01 would be shown as 99.99 and NAV+$0.02 as 100.02). Historical information about the Fund’s trading costs and trading spreads is provided at www.nextshares.com.

Sizing Buy and Sell Orders. Shares of a NextShares fund may be purchased and sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders. In share-based orders, you specify the number of Fund shares to buy or sell. Like share-based ETF and listed stock orders, determining the number of Fund shares to buy or sell if you seek to transact in an approximate dollar amount requires dividing the intended purchase or sale amount by the estimated price per share. To assist buyers and sellers in estimating transaction prices, the Fund makes available at intervals of not more than 15 minutes during the Listing Exchange’s regular trading session an indicative estimate of the Fund’s current portfolio value per share (Intraday Indicative Value or IIV). IIVs can be accessed at www.nextshares.com and may also be available from Brokers and market data services.

The price of a transaction in Fund shares can be estimated as the sum of the most recent IIV and the current bid (for sales) or offer (for purchases). If, for example, you seek to buy approximately $15,000 of Fund shares when the current IIV is $19.98 and the current offer is NAV +$0.02, you should place an order to buy 750 shares (= $15,000 ÷ $20.00). And if you seek to sell approximately $15,000 of Fund shares when the current IIV is $19.98 and the current bid is NAV -$0.01, you should sell 751 shares (≈ $15,000 ÷ $19.97).

9

Because IIVs are estimates and will generally differ from NAV, they cannot be used to calculate the precise dollar value of a prescribed number of shares to be bought or sold. Investors should understand that share transaction prices are based on the Fund’s next determined NAV, and that NAVs may vary significantly from IIVs during periods of intraday market volatility.

Limit Orders. A “limit order” is an order placed with a Broker to buy or sell a prescribed number of shares at a specified price or better. In entering limit orders to buy or sell Fund shares, limit prices are expressed relative to NAV (i.e., NAV +$0.02, NAV -$0.01), rather than as an absolute dollar price. By using limit orders, buyers and sellers of shares of a NextShares fund can restrict their trading costs in a manner not available for shares of ETFs.

Although limit orders can be used to restrict differences between trade prices and NAV (i.e., premiums and discounts), they cannot be used to control or limit absolute trade execution prices.

Final Prices of Executed Trades. The premium or discount to NAV at which Fund shares trade is determined at the time of trade execution, with the final price contingent upon the determination of NAV at the end of the trading day. If, for example, an order to buy or sell shares executes at NAV +$0.02 and the Fund’s NAV on the day of the trade is $20.00, the final trade price is $20.02.

The premium or discount to NAV at which Fund shares trade depends on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. NextShares funds do not offer investors the opportunity to buy and sell intraday at currently determined (as opposed to end-of-day) prices. Buyers and sellers of shares will not know the final trade price of executed trades until the Fund’s NAV is determined at the end of the trading day. Trading prices of shares may be above, at or below NAV, and may vary significantly from NAV during periods of market volatility.

Transactions Directly with the Fund. The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are Brokers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (Basket) that the Fund specifies each business day. The Fund’s Basket may not, and is not intended to, be representative of current holdings and likely will diverge, and may diverge significantly, from current portfolio positions. The Fund imposes transaction fees on Creation Units issued and redeemed to offset

10

the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. For more information, see Investing in the Funds – Buying and Selling Shares.

Tax Information: Distributions from the Fund are generally taxable to you as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a Broker or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

11

Causeway Global Value NextShares

Investment Objective

The Fund’s investment objective is to seek long-term growth of capital and income.

Fees and Expenses

Shareholder Transaction Fees

(fees paid directly from your investment):             None

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%

Other Expenses (1)	4.82%

Total Annual Fund Operating Expenses	5.62%

Expense Reimbursement (2)	4.57%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

(1)	Estimated.
(2)	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, interest, taxes, distribution plan expenses, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the Fund’s average daily net assets. The expense limit agreement will remain in effect until January 31, 2019 and may only be terminated earlier by the Fund’s Board of Trustees (Board) or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2019 only, and assumes no expense limit after that time. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$107	$1,268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to present.

12

Principal Investment Strategies and Risks

What are the Fund’s principal investment strategies?

The Fund invests primarily in common stocks of companies in developed and emerging countries outside the U.S. and of companies in the U.S. Normally, the Fund invests the majority of its total assets in companies that pay dividends or repurchase their shares.

The Fund may invest up to 40% of its total assets in emerging (less developed) markets, including common stock, preferred and preference stocks, and depositary receipts. The Fund may also invest in frontier markets. Under normal circumstances, the Fund will invest at least 40% of its total assets in a number of countries outside the U.S. The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund’s assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

•	Financial strength

Generally, price-to-earnings ratio and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in any particular country.

About NextShares

The Fund is a NextShares fund, which is a new type of actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (SEC) granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (1940 Act). As a new type of fund, NextShares funds do not have an operating history and there can be no guarantee that an active trading market for shares of NextShares funds will develop.

13

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer (Broker) that offers NextShares funds, and may not be directly purchased or redeemed from the NextShares fund. As a new type of fund, NextShares funds initially may be offered by a limited number of Brokers. Trading prices of shares of NextShares funds are directly linked to the fund’s next-computed net asset value per share (NAV), which is normally determined as of 4:00 p.m. Eastern time. Buyers and sellers of shares of a NextShares fund on a trading day will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of shares of a NextShares fund will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which shares of a NextShares fund trade are determined at the time of trade execution. The amount of the premium or discount will depend on market factors, such as the supply and demand for shares from investors; transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares; competition among market makers; the share inventories and inventory strategies of market makers; and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See Investing in the Funds – Buying and Selling Shares below for important information about how to buy and sell shares of the Fund.

How NextShares Funds Compare to Mutual Funds: Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of shares of a NextShares fund may vary from NAV (the variance is also referred to as a premium or discount to NAV), and because commissions may apply, NextShares funds may be more expensive to buy and sell than mutual funds. Like shares of mutual funds, shares of NextShares funds may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, investing in a NextShares fund offers certain potential advantages that may, provided sufficient scale is achieved, benefit performance and tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution (Rule 12b-1) or service fees; (b) lower transfer agency expenses; (c) reduced trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower capital gains distributions. Potential advantages, if any, depend on the Fund achieving sufficient scale with active creation and redemption activity and the Fund being able to use in-kind redemptions to achieve greater tax efficiency. There can be no assurance that any potential advantage can or will be achieved, particularly until the Fund achieves sufficient scale. To the extent the Fund meets redemptions partially in cash, the Fund may be less tax efficient than NextShares funds that meet redemptions entirely in kind. Further, because NextShares funds do not pay sales loads or distribution (Rule 12b-1) or service fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Funds Compare to ETFs: Similar to shares of exchange-traded funds (ETFs), shares of NextShares funds are issued and redeemed only in specified large aggregations (Creation Units) by or through Authorized Participants (i.e., broker-dealers or institutional investors that have entered into agreements with the fund’s distributor) and trade throughout the day on an exchange. Unlike shares of ETFs, trading prices of shares of NextShares funds are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Put another way, NextShares funds do not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices.

Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. The NAV-based trading employed for shares of NextShares funds provides investors with trade execution cost transparency and the ability to restrict their trading costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying

14

portfolio values is not always known by individual investors and cannot be controlled by them. For more information, see Additional Information about NextShares below.

What are the main risks of investing in the Fund?

As with a mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the MSCI ACWI Index (Gross).

In addition, because the Fund invests a significant portion of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

The risks of foreign investment are higher for emerging markets investments, including common stock, preferred and preference stocks, and depositary receipts, because emerging markets investments involve special risks that can increase the chances that the Fund will lose money. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.

The nature of how Fund shares trade raises additional risks, including market trading risk, contingent pricing risk, cash transactions risk and Authorized Participant concentration risk, as described below.

Market Trading Risks: Individual Fund shares may be purchased and sold only on a national securities exchange or an alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that the listing of Fund shares will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions in addition to the premium/discount to NAV and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced when you sell shares at a discount or buy shares at a premium to NAV.

Contingent Pricing Risks: Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of 4:00 p.m. Eastern Time each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to restrict differences between trade prices and NAV (i.e., premiums and discounts to NAV), they cannot be used to control or limit absolute trade execution prices.

15

Cash Transactions Risk: In certain instances, the Fund may effect creations and redemptions partly or wholly for cash, rather than in kind. Because the Fund may effect redemptions for cash, rather than through in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, and it may subsequently recognize gains on such sales that the Fund might not have recognized if it had distributed portfolio securities in kind. As a result, an investment in the Fund may be less tax-efficient than if it effected redemptions principally in kind. Moreover, cash transactions may have to be carried out over several days if the market for any of the Fund’s portfolio holdings is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have relationships with a limited number of institutions that act as Authorized Participants. To the extent these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of the Fund may trade at a discount to NAV and possibly face trading halts and/or delisting.

See Investment Risks beginning on page [XX] for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:

•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include foreign securities, including emerging markets, as well as U.S. securities.

•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.

Performance

The Fund has not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for relevant periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) will not necessarily indicate how it will perform in the future. For current performance information, please visit www.causewayfunds.com.

16

Portfolio Management

Investment Adviser

Causeway Capital Management LLC

Portfolio Managers

The Fund is managed by the following team of portfolio managers:

Sarah H. Ketterer, chief executive officer and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Harry W. Hartford, president and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

James A. Doyle, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Jonathan P. Eng, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Conor Muldoon, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Foster Corwith, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Alessandro Valentini, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Ellen Lee, a director of the Investment Adviser, has served on the Fund’s portfolio management team since its inception in 2018.

Purchase and Sale of Fund Shares:

Buying and Selling Shares in the Secondary Market. Shares of the Fund are listed and available for trading on The NASDAQ Stock Market LLC (Listing Exchange) during the Listing Exchange’s core trading session (generally 9:30 am to 4:00 pm Eastern Time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market, although Brokers may impose their own minimum transaction requirements.

Buying and selling Fund shares is similar in most respects to buying and selling shares of ETFs and listed stocks. Throughout each trading day, market makers post on an exchange bids to buy shares and offers to sell shares. Buyers and sellers submit trade orders through their Brokers. The executing trading venue matches orders received from Brokers against market maker quotes and other orders to execute trades, and reports the results of completed trades to the parties to the trades, member firms and market data services. Completed trades in Fund shares clear and settle like trades in ETF shares and listed stock trades, with settlement normally occurring on the second following business day (T+2). Orders to buy and sell Fund shares that are not executed on the day the order is submitted are automatically cancelled as of the close of trading that day.

17

Trading in Fund shares differs from buying and selling shares of ETFs and listed stocks in four key respects:

•	how intraday prices of executed trades and bids and offers posted by market makers are expressed;

•	how you determine the number of shares to buy or sell if you seek to transact in an approximate dollar amount;

•	what limit orders mean and how limit prices are expressed; and

•	how and when the final prices of executed trades are determined.

Intraday Prices and Quote Display Format. The intraday price of executed trades and bids and offers quoted for Fund shares are all expressed relative to the Fund’s next determined NAV, rather than as an absolute dollar price. As noted above, the Fund’s NAV is normally determined as of 4:00 p.m. Eastern Time each business day. As an illustration, shares of the Fund may be quoted intraday at a best bid of “NAV -$0.01” and a best offer of “NAV +$0.02.” A buy order executed at the quoted offer price would, in this example, be priced at two cents over the Fund’s NAV on the trade date. If the last trade in Fund shares was priced at two cents over NAV (the current best offer), it would be displayed as “NAV +$0.02.”

Bid and offer quotes and prices of Fund shares in NAV-based format can be accessed intraday on Broker terminals using the Fund’s ticker symbol. Market data services may display bid and offer quotes and trade prices in NAV-based format or in “proxy price” format, in which NAV is represented as 100.00 (as opposed to the actual NAV) and premiums/discounts to NAV are represented by the same difference from 100.00 (to illustrate, NAV-$0.01 would be shown as 99.99 and NAV+$0.02 as 100.02). Historical information about the Fund’s trading costs and trading spreads is provided at www.nextshares.com.

Sizing Buy and Sell Orders. Shares of a NextShares fund may be purchased and sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders. In share-based orders, you specify the number of Fund shares to buy or sell. Like share-based ETF and listed stock orders, determining the number of Fund shares to buy or sell if you seek to transact in an approximate dollar amount requires dividing the intended purchase or sale amount by the estimated price per share. To assist buyers and sellers in estimating transaction prices, the Fund makes available at intervals of not more than 15 minutes during the Listing Exchange’s regular trading session an indicative estimate of the Fund’s current portfolio value per share (Intraday Indicative Value or IIV). IIVs can be accessed at www.nextshares.com and may also be available from Brokers and market data services.

The price of a transaction in Fund shares can be estimated as the sum of the most recent IIV and the current bid (for sales) or offer (for purchases). If, for example, you seek to buy approximately $15,000 of Fund shares when the current IIV is $19.98 and the current offer is NAV +$0.02, you should place an order to buy 750 shares (= $15,000 ÷ $20.00). And if you seek to sell approximately $15,000 of Fund shares when the current IIV is $19.98 and the current bid is NAV -$0.01, you should sell 751 shares (≈ $15,000 ÷ $19.97).

18

Because IIVs are estimates and will generally differ from NAV, they cannot be used to calculate the precise dollar value of a prescribed number of shares to be bought or sold. Investors should understand that share transaction prices are based on the Fund’s next determined NAV, and that NAVs may vary significantly from IIVs during periods of intraday market volatility.

Limit Orders. A “limit order” is an order placed with a Broker to buy or sell a prescribed number of shares at a specified price or better. In entering limit orders to buy or sell Fund shares, limit prices are expressed relative to NAV (i.e., NAV +$0.02, NAV -$0.01), rather than as an absolute dollar price. By using limit orders, buyers and sellers of shares of a NextShares fund can restrict their trading costs in a manner not available for ETFs.

Although limit orders can be used to restrict differences between trade prices and NAV (i.e., premiums and discounts), they cannot be used to control or limit absolute trade execution prices.

Final Prices of Executed Trades. The premium or discount to NAV at which Fund shares trade is determined at the time of trade execution, with the final price contingent upon the determination of NAV at the end of the trading day. If, for example, an order to buy or sell shares executes at NAV +$0.02 and the Fund’s NAV on the day of the trade is $20.00, the final trade price is $20.02.

The premium or discount to NAV at which Fund shares trade depends on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units, competition among market makers, the share inventory positions and inventory

19

strategies of market makers, and the volume of share trading. NextShares funds do not offer investors the opportunity to buy and sell intraday at currently determined (as opposed to end-of-day) prices. Buyers and sellers of shares will not know the final trade price of executed trades until the Fund’s NAV is determined at the end of the trading day. Trading prices of shares may be above, at or below NAV, and may vary significantly from NAV during periods of market volatility.

Transactions Directly with the Fund. The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are Brokers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (Basket) that the Fund specifies each business day. The Fund’s Basket may not, and is not intended to, be representative of current holdings and likely will diverge, and may diverge significantly, from current portfolio positions. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. For more information, see Investing in the Funds – Buying and Selling Shares below.

Tax Information: Distributions from the Fund are generally taxable to you as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a Broker or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

20

Fund Details

Investment Objectives and Principal Investment Strategies

The investment objective of International Value NextShares is to seek long-term growth of capital and income. The investment objective of the Global Value NextShares is to seek long-term growth of capital and income. No assurance can be given that the investment objective of either of the Funds will be realized. Each Fund’s investment objective is non-fundamental, and may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ written notice.

The Funds seek to achieve their investment objectives using the primary investment strategies described below.

Causeway International Value NextShares

The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 10% of its total assets in emerging (less developed) markets.

The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund’s assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market

•	Financial strength

Generally, price-to-earnings ratio and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in any particular country.

21

Causeway Global Value NextShares

The Fund invests primarily in common stocks of companies in developed and emerging countries outside the U.S. and of companies in the U.S. Normally, the Fund invests the majority of its total assets in companies that pay dividends or repurchase their shares.

The Fund may invest up to 40% of its total assets in emerging (less developed) markets, including common stock, preferred and preference stocks, and depositary receipts. The Fund may also invest in frontier markets. Under normal circumstances, the Fund will invest at least 40% of its total assets in a number of countries outside the U.S. The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund’s assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

•	Financial strength

Generally, price-to-earnings ratio and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in any particular country.

Additional Investment Information

Money Market Investments

To meet redemptions, or when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. Also, the Funds temporarily can invest up to 100% of their assets in short-term, investment grade bonds, and other money market instruments in response to adverse market, economic or political conditions. A larger percentage of such investments could moderate a Fund’s investment results. A Fund may not achieve its investment objective using this type of investing.

22

Information About Each Fund’s Index

Information about each Fund’s benchmark index appears below. A Fund’s returns will not necessarily be similar to the returns of its benchmark index.

The benchmark index for the International Value NextShares Fund is the MSCI EAFE Index. This Index is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance excluding the U.S. and Canada, consisting of 21 stock markets in Europe, Australasia, and the Far East.

The benchmark index for the Global Value NextShares Fund is the MSCI ACWI Index. This Index is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of developed and emerging markets, consisting of 47 country indices.

The above indices are gross of withholding taxes, assume reinvestment of dividends and capital gains, and assume no management, custody, transaction or other expenses.

MSCI has not approved, reviewed or produced this Prospectus, makes no express or implied warranties or representations and is not liable whatsoever for any data in this Prospectus.

Determining Where a Company Is Located

The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Funds’ Statement of Additional Information (SAI) discusses where an ETF is located.

Investment Risks

This section contains additional information about the general risks of investing in each Fund. As with mutual funds, there can be no guarantee that a Fund will meet its goals or that the Fund’s performance will be positive for any period of time. For more information about other types of investments a Fund may make, and about the risks of investing in each Fund, including risks associated with investments in particular countries, please see the Funds’ SAI, which is available upon request.

The Funds’ principal risks are listed below:

Market and Selection Risk

Market risk is the risk that the market will go down in value, including the possibility that such changes will be sharp and unpredictable. The financial problems in global economies over the past several years may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected by the results of the June 2016 referendum in the United Kingdom, described below, or if one or more other countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

Following the results of the June 2016 United Kingdom Referendum to exit the European Union, sometimes referred to as “Brexit,” the financial markets, including currency exchange rates, experienced increased volatility. In addition, in the days that followed the referendum vote, credit rating agencies downgraded the United Kingdom’s credit rating. The full consequences of Brexit remain unclear, particularly with respect to the

23

outcome of negotiations of a new relationship between the United Kingdom and the European Union. Investors should be aware that events related to Brexit may introduce potentially significant uncertainties and instabilities in the financial markets, as well as potentially lower economic growth, in the United Kingdom, Europe and globally. In addition, other member states may contemplate departing the European Union, which may cause political and economic instability in the region and cause additional market disruption in global financial markets. These uncertainties and instabilities could have an adverse impact on the business, financial condition, results of operations and prospects of the Funds’ investments, and therefore the Funds and certain of the Funds’ service providers and counterparties, and could therefore adversely affect investors in the Funds.

Selection risk is the risk that the investments that a Fund’s portfolio managers select will underperform the market or other funds with similar investment objectives and investment strategies.

Management Risk

The Funds are subject to management risk as actively managed investment portfolios. The Investment Adviser’s opinion about the intrinsic worth of a company or security may be incorrect; the Investment Adviser may not make timely purchases or sales of securities or changes in exposures to securities for a Fund; a Fund’s investment objective may not be achieved; or the market may continue to undervalue a Fund’s securities or securities exposures, or overvalue short exposures. In addition, a Fund may not be able to dispose of certain securities holdings or exposures in a timely manner.

Operations Risk

The Funds may rely on various third-party sources to calculate their respective net asset values and to provide other services. As a result, the Funds are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Funds’ calculations of their NAVs, and such NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. A Fund may be unable to recover losses associated with such failures.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Markets Risk

Foreign investments – including common stock, preferred and preference stocks, depositary receipts, and ETFs that invest in foreign securities – involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties. These risks are also higher for investments in smaller capitalization companies. In particular, investments in, or exposure to, foreign securities and related investments involve the following risks:

•	The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. For example, the price of oil has seen weakening global demand, which may negatively affect the economies of countries that rely on the energy industry. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

24

•	Governmental actions – such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes – may adversely affect long investments in foreign markets.

•	The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back to the U.S., or otherwise adversely affect a Fund’s operations.

•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could affect security prices.

•	Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition or find reliable and current data to process.

•	Because there are usually fewer investors on foreign exchanges and smaller numbers of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund’s assets may be uninvested and may not be earning returns. A Fund also may miss investment opportunities or not be able to sell an investment or reduce its exposure because of these delays.

•	Changes in currency exchange rates will affect the value of a Fund’s foreign holdings or exposures. Further, companies located in foreign countries may conduct business or issue debt denominated in currencies other than their domestic currencies, creating additional risk if there is any disruption, abrupt change in the currency markets, or illiquidity in the trading of such currencies.

•	A Fund may (but is not obligated to) purchase and sell forward foreign currency contracts or swaps for the purpose of increasing or decreasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, or from or to the Eurozone region in the case of the euro. If a Fund makes these investments, the investments may not be effective as a hedge against currency fluctuations and can limit potential for growth in the value of a Fund. Currency forwards and swaps, like other derivatives, can be volatile and involve significant risks including counterparty risk, leverage risk, liquidity risk and basis risk (the risk that the value of the investment will not react in parallel with the value of underlying assets).

•	The costs of foreign securities transactions tend to be higher than those of U.S. transactions, increasing the transaction costs paid directly or indirectly by the Funds.

•	International trade barriers or economic sanctions against foreign countries may adversely affect a Fund’s foreign holdings or exposures.

Small Cap Risk

The Funds may invest in smaller capitalization issuers. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited

25

product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Smaller companies in countries with less-liquid currencies may have additional difficulties in financing and conducting their businesses. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

Quantitative Analysis Risk

The Investment Adviser may use quantitative methods when selecting investments, as a supplement to its fundamental research, as described in each Fund’s principal investment strategies. The Investment Adviser’s quantitative techniques may be adversely affected if it relies on erroneous or outdated data. In addition, any errors in the Investment Adviser’s quantitative methods may adversely affect a Fund’s performance.

Large Purchase/Redemption Risk

A Fund may be adversely affected when an Authorized Participant creates or redeems Creation Units representing a significant portion of a Fund, which may adversely impact a Fund’s portfolio management. For example, a Fund may be forced to sell a comparatively large portion of its portfolio to meet the cash portion of significant redemptions of Creation Units, or hold a comparatively large portion of its portfolio in cash due to the cash portions of creations of a significant number of Creation Units, in each case when the Fund otherwise would not seek to do so. Such transactions may cause a Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase a Fund’s transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, or otherwise cause a Fund to perform differently than intended.

Special Risks Associated with How Fund Shares Trade

The nature of how Fund shares trade raises additional risks, including market trading risk, contingent pricing risk, cash transactions risk, Authorized Participant concentration risk and certain secondary trading market issues.

Market Trading Risks: Individual Fund shares may be purchased and sold only on a national securities exchange or an alternative trading system through a Broker, and may not be directly purchased or redeemed from a Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that the listing of a Fund’s shares will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions in addition to the premium/discount to NAV and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Funds’ NAVs, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced when you sell shares at a discount or buy shares at a premium to NAV.

Contingent Pricing Risks: Trading prices of a Fund’s shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of 4:00 p.m. Eastern Time each business day. Buyers and sellers of shares will not know the value of their purchases and sales until a Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Funds do not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values,

26

or IIVs, disseminated by the Funds) during periods of market volatility. Although limit orders can be used to restrict differences between trade prices and NAV (i.e., premiums and discounts), they cannot be used to control or limit absolute trade execution prices.

Cash Transactions Risk: In certain instances, a Fund may effect creations and redemptions partly or wholly for cash, rather than in kind. Because a Fund may effect redemptions for cash, rather than through in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, and it may subsequently recognize gains on such sales that the Fund might not have recognized if it had distributed portfolio securities in kind. As a result, an investment in a Fund may be less tax-efficient than if it effected redemptions principally in kind. Moreover, cash transactions may have to be carried out over several days if the market for any of the Fund’s portfolio holdings is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund’s shares.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. The Funds may have relationships with a limited number of institutions that act as Authorized Participants. To the extent these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of the Fund may trade at a discount to NAV and possibly face trading halts and/or delisting.

Secondary Trading Market Issues: Trading in shares on the Listing Exchange may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Listing Exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the Listing Exchange occurs, a shareholder may be unable to purchase or sell shares of a Fund. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Given the nature of the relevant markets for certain of the securities for the Funds, shares may trade at a larger premium or discount to NAV than a fund holding principally U.S. securities. In addition, the securities held by a Fund may be traded in markets that close at different times than the Listing Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Listing Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.

When you buy or sell shares of a Fund through a Broker, you will likely incur a brokerage commission or other charges imposed by Brokers. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” or “premium/discount” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of a Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that shares may trade at a premium or discount to a Fund’s NAV, and the premium/discount is likely to be greatest during significant market volatility.

Additional Information about NextShares

Description of NextShares Funds. The Funds operate pursuant to an exemptive order issued by the SEC granting the Trust and the Investment Adviser an exemption from certain provisions of the Investment Company Act of 1940, as amended (the 1940 Act). NextShares funds operate as follows:

•	NextShares funds are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmarks and other funds with similar investment profiles.

27

•	NextShares funds value their shares at the end of each business day by dividing the current value of fund assets, less liabilities by the number of shares outstanding (referred to as net asset value per share or NAV).

•	Investors may purchase and sell shares of a NextShares fund on a national securities exchange or an alternative trading system through a Broker. Individual shares and shares in smaller amounts than Creation Unit blocks may not be directly purchased or redeemed from the issuing fund.

•	Trading prices of shares of a NextShares fund are directly linked to the fund’s next end-of-day NAV using a patented trading approach called “NAV-based trading.” In NAV-based trading, all trades are executed at the fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each NextShares fund trade, the final transaction price is determined once NAV is computed. Buyers and sellers will not know the value of their purchases and sales until the end of the trading day. See Investing in the Funds – Buying and Selling Shares below.

•	The premium or discount to NAV at which NextShares fund transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. NextShares funds do not offer the opportunity to transact intraday at prices determined at time of trade execution.

•	NextShares funds issue and redeem shares only in transactions by or through Authorized Participants in designated Creation Unit blocks of shares in exchange for the Basket of securities, other instruments and/or cash currently specified by the fund. Transactions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. NextShares funds issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the fund’s cost of processing the transaction and converting the Basket to or from the desired composition. See Investing in the Funds – Buying and Selling Shares below.

•	Prior to the beginning of market trading each business day, each NextShares fund will disclose the Basket that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of Creation Units on that day. See Investing in the Funds – Buying and Selling Shares below. The Basket may not, and is not intended to, represent current holdings and likely will diverge, and diverge significantly, from the fund’s current portfolio positioning.

NextShares funds seek to enhance their performance by using a potentially cost- and tax-efficient structure and by maintaining the confidentiality of current portfolio trading information. NextShares funds are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between NextShares funds and ETFs and mutual funds.

Investors should be aware that the investments made, and performance results achieved, by NextShares funds may differ from those of other funds for which the Investment Adviser acts as investment adviser, including funds with similar names, investment objectives and policies.

How NextShares Funds Compare to Mutual Funds. Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next determined NAV. Shares of NextShares funds, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket. Unlike shares of a NextShares fund, mutual fund shares do not trade on an exchange. Because trading prices of shares of a NextShares fund may vary from NAV and commissions may apply, NextShares funds may be more expensive to buy and sell than mutual funds. Like shares of mutual funds, shares of a NextShares fund may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

28

Relative to investing in a mutual fund, investing in a NextShares fund offers certain potential advantages that may, provided sufficient scale (a currently indeterminate level) is achieved, benefit performance and tax efficiency. More specifically:

•	NextShares funds have a single class of shares with no sales loads or distribution (Rule 12b-1) and service fees.

•	Because they are set up to take advantage of the efficient share processing system of the Depositary Trust Company (DTC) used for publicly traded stocks and ETFs, NextShares funds may operate with lower transfer agency expenses than incurred by most mutual funds.

•	Unlike most mutual funds, NextShares funds are designed to protect, provided sufficient scale is achieved, fund performance from dilution in connection with shareholder inflows and outflows. For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons. In the NextShares fund structure, when sufficient scale is achieved such that there is active creation and redemption activity, flow-related fund costs can be reduced by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemptions of shares. Note, however, that potential advantages of the NextShares fund structure, if any, depend on the Fund achieving sufficient scale with active creation and redemption activity and there can be no assurance that any potential advantage can or will be achieved, particularly until the Fund achieves sufficient scale.

•	The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. NextShares funds generally meet redemptions, in part or in whole, by distributing securities and other instruments, while mutual funds typically meet redemptions with cash. To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains. By avoiding this adverse tax effect, NextShares funds that use in-kind redemptions of securities that have appreciated may achieve greater tax efficiency than mutual funds that meet redemptions with cash. Not all NextShares funds, including the Funds, may meet redemptions in kind. NextShares funds that meet redemptions significantly in cash should not be expected to be more tax efficient than similar mutual funds. To the extent the Funds meet redemptions partially in cash, and particularly since securities in some markets in which the Funds invest may not be transferred in kind, the Funds may be less tax efficient than NextShares funds that meet redemptions entirely in kind.

How NextShares Funds Compare to ETFs. Similar to shares of ETFs, shares of NextShares funds are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange. Unlike shares of ETFs, trading prices of shares of NextShares funds are directly linked to the fund’s next end-of-day NAV using NAV-based trading. As described above, in NAV-based trading, all trades are executed at NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. Put another way, NextShares funds do not offer opportunities to transact intraday based on currently determined (as opposed to end-of-day) prices. Buyers and sellers of shares of NextShares funds on a trading day will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

•

Different from ETFs, NextShares funds offer market makers a profit opportunity that does not require the management of intraday market risk. To realize profits from NextShares fund market making, a market maker holding positions in a NextShares fund accumulated intraday need only transact with the NextShares fund to purchase (or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close. Because making markets for NextShares funds is intended to be simple to manage and low risk, if competition develops among market makers seeking to earn reliable, low-risk profits, shares of a NextShares fund may trade at tight premium/discount spreads to NAV. There can be no assurance that

29

competition among market makers will exist, or that an active trading market for shares will develop or be maintained, and thus premium/discount spreads may not be tight and the shares could trade at premiums or discounts to NAV.

•	Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades.

•	Like ETFs, only an Authorized Participant may transact directly with a NextShares fund. A Fund may have relationships with a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may trade at a discount to NAV and possibly face delisting.

•	Different from ETF shares trading, the NAV-based trading employed for shares of NextShares funds is designed to provide trade execution cost transparency and the ability to control transaction costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known to individual investors and cannot be controlled by them.

Information about Portfolio Holdings

A description of the Funds’ policy and procedures with respect to the disclosure of their portfolio holdings is available in the SAI, which is available upon request. As described above, the Funds do not disclose all portfolio holdings daily. The Basket used in creations and redemptions of a Fund’s shares may not, and is not intended to, be representative of current portfolio holdings and likely will diverge, and may diverge significantly, from a Fund’s current holdings.

If you would like further information about a Fund, including how it invests, please see the SAI.

30

Management of the Funds

About the Investment Adviser

Causeway Capital Management LLC, the Funds’ Investment Adviser, manages each Fund’s investments under the overall supervision of the Board. The Investment Adviser is responsible for making all investment decisions for the Funds. Each Fund pays the Investment Adviser an annual management fee equal to a percentage of its average daily net assets, as indicated in the table below.

Fund	Management Fee
International Value NextShares	0.80%
Global Value NextShares	0.80%

The Investment Adviser began operations as an investment adviser in June 2001. The Investment Adviser had approximately $56.3 billion in assets under management as of September 30, 2017. The Investment Adviser’s address is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. The Investment Adviser also serves as Investment Adviser of certain mutual funds that are series of Causeway Capital Management Trust and have investment programs similar to those used for the Funds. Investors should be aware that the investments made, and performance results achieved, by the Funds may differ from these other funds.

A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement for each Fund will be contained in the Funds’ Semi-Annual Reports to Shareholders for the fiscal period ended March 31, 2018.

About the Funds’ Portfolio Managers

The Funds are managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. Their backgrounds are described below.

Sarah H. Ketterer is the chief executive officer of the Investment Adviser and is responsible for investment research across all sectors. Ms. Ketterer co-founded the Investment Adviser in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (HW-MLIM) since 1996, where she was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.

Harry W. Hartford is the president of the Investment Adviser and is the director of investment research. Mr. Hartford co-founded the Investment Adviser in June 2001. Prior to that, he was with HW-MLIM since 1996, where he was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member.

James A. Doyle is a director of the Investment Adviser and is responsible for research in the global healthcare, information technology and telecommunication services sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with HW-MLIM since 1997, where he was a vice president and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

Jonathan P. Eng is a director of the Investment Adviser and is responsible for research in the global consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with HW-MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

31

Conor Muldoon is a director of the Investment Adviser and is responsible for research in the global financials and materials sectors. Mr. Muldoon joined the firm in June 2003. From 1995 to June 2003, Mr. Muldoon was an investment consultant for Fidelity Investments where he served as a liaison between institutional clients and investment managers within Fidelity. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College, and an MBA with high honors from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder.

Foster Corwith is a director of the Investment Adviser and is responsible for research in the global industrials and consumer sectors. He joined the firm in July 2006. During the summer of 2005, Mr. Corwith was a research associate at Deutsche Asset Management, where he was responsible for researching consumer staples companies. From 2003 to 2004, Mr. Corwith was a project manager in the Corporate Services group of The Bank of New York, where he oversaw the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. From 2001-2003, he was an analyst in Credit Suisse First Boston’s prime brokerage unit, where he worked as a liaison between the group’s security lending, technology, and account management groups. From 2000-2001, he was a management trainee at Donaldson Lufkin & Jenrette, working with the equity research team. Mr. Corwith has an MBA from the University of Chicago, a BA, cum laude, from Tufts University, and is a CFA charterholder.

Alessandro Valentini is a director of the Investment Adviser and is responsible for research in the global health care and financials sectors. He joined the firm in July 2006. During the summer of 2005, Mr. Valentini worked as a research analyst at Thornburg Investment Management, where he conducted fundamental research focusing on the European telecommunication and Canadian oil sectors. From 2000 to 2004, he worked as a financial analyst at Goldman Sachs in the European Equities Research-Sales division in New York. Mr. Valentini has an MBA from Columbia Business School, with honors, an MA in Economics from Georgetown University and a BS, magna cum laude, from Georgetown University. He was inducted into the Beta Gamma Sigma honors society, is a Phi Beta Kappa member, and is a CFA charterholder.

Ellen Lee is a director of the Investment Adviser and is responsible for research in the energy and global utilities sectors. She joined the firm in August 2007. During the summer of 2006, Ms. Lee interned at Tiger Asia, a long short equity hedge fund focused on China, Japan, and Korea. From 2001 to 2004, Ms. Lee was an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, where she advised Korean corporates and multinational corporations. From 1999 to 2000, she was an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong. Ms. Lee has a BA in Business Administration from Seoul National University and an MBA from the Stanford Graduate School of Business.

The SAI, which is available upon request, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of shares of the Funds.

Other Information

This Prospectus and the SAI, any contracts filed as exhibits to the Trust’s registration statement, related regulatory filings, and any other Fund communications or disclosure documents do not create any contractual obligations between a Fund and shareholders. A Fund may amend any of these documents, enter into or amend other contracts, and interpret its investment objective, policies, restrictions and contractual provisions applicable to it without shareholder approval except where shareholder approval is specifically required by law or the Trust’s governing documents or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Prospectus or SAI. Further, shareholders are neither parties to nor intended third-party beneficiaries of any contracts entered into by (or on behalf of) a Fund, including contracts with the Investment Adviser or other parties providing services to the Fund.

32

Investing in the Funds

How Fund Shares are Priced

As described below, Fund shares trade in the secondary market at a Fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. Investors transacting in Fund shares will be informed of their final trade price after the Fund’s NAV is determined at the end of the trading day.

The NAV for one Fund share is the value of that share’s portion of all of the net assets of the Fund.

Each Fund calculates its NAV once each Business Day as of 4:00 p.m. Eastern Time, the normal close of regular trading of the NYSE. If, for example, the NYSE closes at 1:00 p.m. Eastern Time, each Fund’s NAV would still be determined as of 4:00 p.m. Eastern Time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless a fair value adjustment is appropriate.

In calculating NAV, each Fund generally values its investment portfolio at market price. The value of investments in any mutual funds are based on their NAVs. If market prices are not readily available or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board.

For instance, if trading in a security has halted or suspended, a security has de-listed from a national exchange, a security has not traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market on which the security principally trades and before the time a Fund calculates NAV, the Funds’ Fair Value Committee may determine the security’s fair value. The Board has delegated the responsibility of making fair value determinations to the Funds’ Fair Value Committee in accordance with the Funds’ Pricing and Valuation Procedures. The Board has approved the use of a third-party fair valuation service to provide the Funds with fair value prices for certain securities held by the Funds.

Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when you will not be able to trade the Fund’s shares. It is possible that market timers or “arbitrageurs” may attempt to buy or sell Fund shares to profit from price movements in foreign markets not yet reflected in a Fund’s NAV. Such trades, if they result in purchases or redemptions of Creation Units, may have the effect of reducing the value of existing shareholders’ investments. The intended effect of a Fund’s use of fair value pricing is to more accurately determine the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund would obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Buying and Selling Shares

Trading in the Secondary Market. Shares of the Funds are listed and available for trading on the Listing Exchange during its core trading session (generally 9:30 am until 4:00 pm Eastern Time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. There can be no guarantee that an active trading market will develop or be maintained, or that a Fund’s listing will continue or remain unchanged. The Funds do not impose any minimum investment for Fund shares purchased in the secondary market, although Brokers may impose their own transaction minimums.

33

Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

When you buy or sell Fund shares in the secondary market, you will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

The premium or discount to NAV at which a Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. The cost to buy shares (i.e., premium to NAV) will generally increase when there are more buyers than sellers and as the costs of creating Creation Units increase. The cost to sell shares (i.e., discount below NAV) will generally increase when there are fewer sellers than buyers and as the costs of redeeming Creation Units increase. Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV. Trading premiums and discounts to the Fund’s NAV may be significant. Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next-determined NAV, without a premium or discount, and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the trading history of Fund shares is available at www.nextshares.com. Each business day, the website displays the prior business day’s NAV and the following trading information for such prior business day:

•	intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV;

•	the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV;

•	the spread between the highest bid and lowest offer prices as of the close of exchange trading; and

•	volume of shares traded.

The website also includes charts showing the frequency, distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time. This trading information is intended to provide useful information to current buyers and sellers of Fund shares.

Trading prices of shares are directly linked to a Fund’s next-computed NAV, which is normally determined as of 4:00 p.m. Eastern Time each business day. Buyers and sellers of shares will not know the value of their purchases and sales until a Fund’s NAV is determined at the end of the trading day. Trading prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values (IIVs) as described below) during periods of market volatility. Although limit orders can be used to restrict differences between trading prices and NAV (i.e., premiums and discounts), they cannot be used to control or limit absolute trade execution prices.

The Listing Exchange is generally open for trading Monday through Friday of each week, except that it is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A business day with respect to the Funds’ secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted

34

on a business day. On days when the Listing Exchange closes earlier than normal, the Funds may require orders to create or redeem Creation Units to be placed earlier in the day. See the SAI for more information.

Shares of the Funds may be acquired from the Funds through the Distributor or redeemed from the Funds through the Distributor only in Creation Unit blocks of 25,000 shares or multiples thereof, as discussed in Creations and Redemptions below.

Intraday Indicative Values (IIVs). At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of the Funds’ current portfolio value will be disseminated. The IIV calculations may not use fair value pricing, are estimates of the real-time value of the Funds’ underlying holdings based on current market prices, and should not be viewed as a projection of NAV, which is calculated only once a day. The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount. Because IIVs will generally differ from the end-of-day NAV of the Funds, they cannot be used to calculate the precise dollar value of a prescribed number of shares to be bought or sold. Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility. Neither the Funds, the Trust nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs, nor do any of them make any warranty as to the IIVs’ accuracy. An inaccuracy in an IIV could result from various factors, including difficulty pricing portfolio instruments on an intraday basis.

Creations and Redemptions. The Funds issue and redeem shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an Authorized Participant agreement with the Distributor. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into the relevant Fund the Basket of securities, other instruments and/or cash that the Fund specifies for that day.

To preserve the confidentiality of the Funds’ trading activities, the Investment Adviser anticipates that a Basket will normally not be a pro rata slice of a Fund’s portfolio positions or necessarily include all of a Fund’s portfolio positions. All Basket instruments will be either current portfolio positions held by the relevant Fund or cash; however the composition of a Fund’s Basket likely will diverge, and may diverge significantly, from the Fund’s current portfolio. Baskets generally will exclude instruments being acquired by a Fund until their acquisition is completed, and portfolio positions that are being sold by a Fund may not be removed from the Fund’s Basket until the sale is substantially completed. Generally, securities in markets that restrict the in-kind transfer of securities will be excluded from the Basket. In addition, when deemed by the Investment Adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Each Fund’s Basket will be available on www.nextshares.com each day. A Fund’s Basket will be the same for all Creation Unit transactions on any given business day, unless a substitution is permitted by the Investment Adviser in accordance with relevant Fund procedures. Whenever portfolio positions are excluded from the Basket, the Basket may include a larger proportion of cash than the portfolio, with such additional cash substituting for the excluded portfolio positions. See Buying and Selling Shares – Purchase and Redemption of Creation Units in the SAI. By not disclosing its full holdings currently, a Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially adverse effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above, provided that a Fund may permit an Authorized Participant to deliver or receive cash in lieu of some or all of the Basket instruments in limited circumstances as described under Buying and Selling Shares – Payment in the SAI. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form, plus or minus the applicable transaction fee (see Transaction Fees below). Transactions in Creation Units are not subject to a sales charge.

35

A creation or redemption order is considered to be in proper form if all procedures set forth in this Prospectus, the Authorized Participant agreement, order form and SAI are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund to which the order relates, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person). See Taxes below for information regarding taxation of transactions in Creation Units.

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including the requirements that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (1933 Act). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted for resale under Rule 144A.

An Authorized Participant must be either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a DTC participant, and must have executed an Authorized Participant agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Brokers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Brokers should also note that dealers that are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Funds reserve the right to reject or limit purchases at any time.

Transaction Fees. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to a Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (which may include estimated brokerage commissions, bid-ask spread and market impact trading costs) incurred in converting the Basket to or from the desired portfolio composition. The amount of the transaction fee will be set at a level deemed to be appropriate by the Investment Adviser, in its sole discretion, to defray the estimated expenses that a Fund incurs in connection with the purchase or redemption of Creation Units consistent with limits and procedures approved by the Board. Each Fund’s transaction fee will be available on www.nextshares.com each day. The purpose of transaction fees is to protect the Funds’ existing shareholders from the costs associated with the purchase and redemption of Creation Units. The amount of transaction fees may differ among Funds and may vary over time for each Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A Fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

36

Book Entry. Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of the Funds. DTC, or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares. Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include Brokers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Investments by Registered Investment Companies. Each Fund is a registered investment company under the 1940 Act. Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares.

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (Exchange Act), and is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund.

All orders to purchase Creation Units of a Fund must be placed with the Distributor by or through an Authorized Participant, and it is the responsibility of the Distributor to transmit such orders to the Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Fund and/or Distributor may reject any order that is not submitted in proper form.

The Distributor is responsible for delivering a copy of the relevant Fund’s Prospectus to Authorized Participants purchasing Creation Units and the Transfer Agent and the Distributor are responsible for maintaining records of the orders placed and any confirmations of acceptance furnished. In addition, the Custodian will maintain a record of the instructions given to a Fund to implement the delivery of Creation Units.

The Investment Adviser may make payments out of its own resources to certain Brokers and financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of a Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by the Funds. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, sales fees, and annual asset-based charges. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend a Fund over another investment. For more information, please see the SAI or ask your salesperson or visit your financial intermediary’s website.

To the extent permitted by applicable law or relevant exchange rules, the Funds may in the future, but are not required to, participate in certain market maker incentive programs of a national securities exchange pursuant to which the Investment Adviser would pay a fee to the exchange to be used for the purpose of incentivizing one or more market makers to enhance the liquidity and quality of the secondary market for Fund shares. The fee would be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to Fund shares. Each market maker incentive program is subject to approval by the SEC. Any such fee payments made to an exchange will be made by the Investment Adviser from its own resources and will not be paid by a Fund.

37

Distribution Plan

The Trust has adopted a Distribution and Servicing Plan for shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (12b-1 Plan). The 12b-1 Plan permits compensation in connection with the distribution and marketing of the Funds’ shares and/or the provision of certain shareholder services. The 12b-1 Plan permits the Funds to pay compensation at an annual rate of up to 0.25% of each Fund’s average daily net assets. However, the Board has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.

Dividends and Capital Gain Distributions

Each Fund expects to earn income from its investments and distributes this income, if and to the extent it exceeds expenses, to its shareholders as dividends. Each Fund also realizes capital gains and losses from its investments and distributes any net realized capital gains to its shareholders as capital gain distributions (as used in this section, together with income dividends, “distributions”). Each Fund distributes any distributions at least annually. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive generally are subject to federal income tax, whether you receive them in cash or reinvest them in additional shares. Fund distributions to IRAs (including Roth IRAs), qualified retirement plans, and other tax-exempt investors generally are tax-free.

Distributions of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains (if any) from certain foreign currency transactions (i.e., “dividends”) are generally taxed as ordinary income. A Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Fund shares at the rates for long-term capital gains – a maximum of 15% or 20%, depending on whether the individual shareholder’s income exceeds certain threshold amounts.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and, for an individual shareholder, are subject to the 15% or 20% maximum federal income tax rates mentioned above. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your Fund shares or whether you reinvested your distributions.

Fund distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

38

When you sell Fund shares you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% or 20% maximum federal income tax rates mentioned above.

The federal income tax you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe federal alternative minimum tax. Most importantly, consult your tax advisers. Everyone’s tax situation is different, and your tax advisers should be able to answer any questions you may have.

Shareholders may be subject to U.S. federal income tax withholding (currently at the rate of 28%) of all taxable distributions if they fail to provide your correct taxpayer identification number or to make required certifications, or if they have been notified by the Internal Revenue Service (IRS) that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

If you buy shares when a Fund has earned or realized undistributed ordinary income or net capital gains and has announced a record date for the distribution thereof, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, distributions paid by the Fund are not taxable to you on a current basis (but you may be subject to taxes when making withdrawals from such plan or account).

An individual is required to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations – which is likely for each Fund – the Fund will be eligible to, and intends to file an election with the IRS that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Fund pays (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.

Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the SAI.

Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate

39

basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received). Persons redeeming Creation Units will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid).

The IRS may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized by a shareholder upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

This section summarizes some of the consequences under current federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your tax advisers about the potential tax consequences of an investment in a Fund under all applicable tax laws.

40

Financial Highlights

Because the Funds have not commenced investment operations as of the date of this Prospectus, they do not have financial highlights to present.

41

The Funds

Causeway International Value NextShares

Causeway Global Value NextShares

c/o SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Investment Adviser

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

Transfer Agent

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports you will find discussions of the relevant market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal years or periods. The Funds’ SAI contains further information about each Fund and is incorporated by reference (legally considered to be part of this Prospectus).

You may download these and other documents from www.causewayfunds.com. You may also request a free copy of any of these documents, request other information, or ask questions about a Fund by calling 1-866-947-7000 or writing your Fund at c/o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456. Other information may also be obtained from your financial consultant or from financial intermediaries that sell shares of a Fund.

42

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

Investment Company Act File #811-23294.

CCM-PS-011-0100

43

STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value NextShares

The NASDAQ Stock Market LLC

CIVEC

Causeway Global Value NextShares

The NASDAQ Stock Market LLC

CGVIC

c/o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456

Phone No. 1-866-947-7000

January 29, 2018

Causeway International Value NextShares (International Value NextShares) and Causeway Global Value NextShares (Global Value NextShares) (each, a Fund and collectively referred to as the Funds) are series of Causeway ETMF Trust (Trust). The Trust is a diversified, open-end, management investment company that is organized as a Delaware statutory trust.

The investment objectives of the Funds are included in the prospectus of the Funds, dated January 29, 2018 (Prospectus). No assurance can be given that the investment objective of any of the Funds will be realized. For more information on the Funds’ investment objectives and policies, see Investment Objective and Policies.

The Funds operate as exchange-traded managed funds (ETMFs). As identified and described in more detail within the prospectus and this Statement of Additional Information, NextSharesTM comprise a new type of actively managed fund that differs from mutual funds and exchange-traded funds. Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or an alternative trading system. Trading prices of shares of NextShares funds are directly linked to the fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. Investing in shares of a NextShares fund involves certain risks as described in this Statement of Additional Information. As new types of funds, NextShares funds have limited operating histories.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission (Commission) and can be obtained, without charge, by calling the Funds at 1-866-947-7000 or your financial consultant or other financial intermediary, or by writing to the Funds at c/o SEI Investments Global Funds Services (Administrator), One Freedom Valley Drive, Oaks, PA 19456. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

CCM-SX-009-0100

TABLE OF CONTENTS [TO BE UPDATED]

i

ii

TRUST HISTORY

The Trust was organized on December 16, 2016 and is a Delaware statutory trust. The Trust currently consists of two series – International Value NextShares and Global Value NextShares – which are classified as diversified.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the International Value NextShares is to seek long-term growth of capital and income. The investment objective of the Global Value NextShares is to seek long-term growth of capital and income. Reference is made to the discussions under Fund Summary and Fund Details in the Prospectus for information with respect to each Fund’s investment objective and policies.

Causeway Capital Management LLC (Investment Adviser) is responsible for the management of each Fund’s portfolio.

The Funds will offer and issue shares at their NAV in aggregations of a specified number of shares (Creation Units), generally in exchange for a basket of securities together with a deposit of a specified cash payment. Alternatively, the Funds may issue and redeem Creation Units in exchange for a specified all-cash payment. Shares are redeemable by the Funds only in Creation Units, and, generally, in exchange for securities and/or cash. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are a specified number of shares, generally 25,000 and multiples thereof.

The Funds may charge creation/redemption transaction fees for each creation and redemption. In all cases, redemption transaction fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed). See Buying and Selling Shares – Purchase and Redemption of Creation Units below.

Investment Restrictions

Each Fund has adopted the following restrictions (in addition to its investment objective) as fundamental policies, which may not be changed for a Fund without the favorable vote of the holders of a “majority” of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares. Any restriction on a Fund’s investments is determined when the investment is made, unless otherwise noted.

Neither of the Funds may:

(1) With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Issue senior securities, except as permitted under the 1940 Act.

(3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(4) Underwrite securities issued by others except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (Securities Act), in the disposition of the Fund’s portfolio securities.

(5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval.

(i) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(ii) The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid.

(iii) The Fund may not invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

(iv) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options, forward contracts and swap agreements are not deemed to constitute selling securities short.

(v) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts, options on futures contracts, forward contracts and swap agreements are not deemed to constitute purchasing securities on margin.

With respect to limitation (ii): securities will generally be deemed illiquid by a Fund when they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, in conformance with relevant Commission rules and guidance; and if through a change in values, net assets, or other circumstances, more than 15% of a Fund’s net assets are invested in illiquid securities, the Investment Adviser will take steps to bring the Fund’s illiquid investments back to or below 15% of the Fund’s net assets, in conformance with relevant Commission rules and guidance.

General Market Risk and Small Capitalization Issuer Risk

In addition to unprecedented turbulence in financial markets in recent years, reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide, resulting in less money being available to purchase raw materials, goods and services in certain markets, which may, in turn, lower the prices of these economic staples. It may also cause U.S. and foreign issuers to have more difficulty obtaining financing, which may, in turn, result in a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Funds.

The Funds may also invest in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Smaller companies in countries with less-liquid currencies may have additional difficulties in financing and conducting their businesses. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an agreement where a Fund purchases a security and the seller agrees to repurchase the security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time money is invested in the repurchase agreement. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, additional collateral will be required. In the event of a default, insolvency or bankruptcy by a seller, a Fund will promptly seek to liquidate the collateral. In such circumstances, a Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default of the obligation to repurchase are less than the repurchase price, a Fund will suffer a loss. In addition, changes in regulatory requirements concerning margin for certain types of financing transactions, including repurchase agreements, could impact a Fund’s ability to use these investment strategies and techniques.

Debt Securities

The Funds may invest in debt securities, including U.S. dollar or foreign currency-denominated corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) of domestic or foreign issuers. Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. These securities are also subject to interest rate risk, which is the risk that the value of a security may fall when interest rates rise. In general, the market prices of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government Securities

U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the U.S. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Historically, FNMA and FHLMC were agencies sponsored by the U.S. government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. In 2008, however, due to the declining value of FNMA and FHLMC securities and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. If FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage- backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the U.S. government will continue to support FNMA and FHLMC. In addition, the future for FNMA and FHLMC remains uncertain. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market of both FNMA and FHLMC, including proposals as to whether FNMA and FHLMC should be nationalized, privatized, restructured or eliminated altogether. Should the federal government adopt any such proposal, the value of a Fund’s investments in securities issued by FNMA and FHLMC would be impacted. FNMA and FHLMC are also the subject of continuing legal actions and investigations, which may have an adverse effect on these entities. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has previously stated that it has no intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage- backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

Preferred Stocks; Preference Stocks

The Funds may invest in preferred stocks and preference stocks. Preferred stocks include convertible and non-convertible preferred stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock. Preference stock is a special type of common stock that shares in the earnings of a company, has limited voting rights, may have a dividend preference, and may also have liquidation preference. Preference stocks are more common in emerging markets than in developed markets. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding common equity or fixed income securities.

Convertible Securities

The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Investment Adviser’s opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. Convertible securities typically pay current income, as either interest (bond convertibles) or dividends (preferred stock). While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

A convertible security’s value usually reflects both the stream of current income payments and the value of the underlying common stock. In general, the market value of a convertible security is at least the higher of its “investment value” (that is, its value as a fixed-income security) or its “conversion value” (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, since it is convertible into common stock, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Derivative Instruments

To the extent consistent with its investment objective and policies and the investment restrictions listed in this Statement of Additional Information, each Fund may invest in futures contracts, purchase and write call and put options on securities, securities indices and foreign currencies, and enter into forward contracts, swaps, and structured instruments, including, without limitation, participation notes, certificates, share purchase rights, and warrants. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates, securities and securities indices. The Funds may (but are not obligated to) use derivatives to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The Funds may (but are not obligated to) also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent required, a Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), in an amount sufficient to cover its obligations under forward contracts, swap agreements, structured instruments, futures and options which are not fully hedged or otherwise covered. For each Fund, the purpose of such “covering,” or segregation, is to limit leverage risk.

Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund. For instance, in December 2015, the Commission proposed new regulations applicable to a fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including, but not limited to:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Leverage Risk – Leverage risk is the risk that relatively small market movements may result in large changes in the value of an investment. Investments that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

•	Basis Risk – Basis risk is the risk that the value of a derivative instrument does not react in parallel with the value of the underlying security.

Futures and Options

Futures. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Futures may be based on foreign securities or indices.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit (or pledge) “initial margin” with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to that Fund.

Although futures exchanges generally operate similarly in the U.S. and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the U.S. may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the U.S. may also involve the risk of foreign currency fluctuation.

Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. A Fund may write a put or call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When writing an option on a futures contract, margin payments will be required to be made to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward foreign currency exchange contracts and currency swaps, as discussed below, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures, forward, or swap contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments or exposures. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund’s investments or exposures exactly over time.

Over-the-counter-options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Risks of Futures and Options. There are several risks associated with transactions in futures and options. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments or exposures exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options or futures position will not track the performance of the Fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired.

Depositary Receipts

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Swedish Depositary Receipts (SDRs) or other securities, including other types of depositary receipts, representing securities of issuers located in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. EDRs, GDRs and SDRs are European, global or Swedish receipts evidencing similar arrangements. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets; GDRs are designed for use in multiple global markets; and SDRs are designed for investments in Swedish companies.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds (ETFs). ETFs are traded like individual stocks on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. A Fund may invest in ETFs for short-term cash management or as part of its overall investment strategy. If a Fund invests in ETFs, shareholders will bear their proportionate share of the Fund’s expenses (including operating expenses and advisory fees), and also similar expenses of the ETFs, and the Fund’s returns could therefore be lower than if it had invested directly in the underlying securities.

For purposes of evaluating whether at least 80% of the International Value NextShares’ investments are in companies in foreign markets, investments in ETFs based on the MSCI EAFE Index (Gross) (the “EAFE Index”) or other foreign markets indices are considered foreign markets investments. For purposes of determining whether more than 10% of total International Value NextShares’ assets are invested in companies in emerging markets, investments in ETFs based on the MSCI Emerging Markets Index (Gross) (the “EM Index”) or other emerging markets indices are considered emerging markets investments.

Global Value NextShares investments in ETFs based on the EAFE Index or other foreign markets indices are considered foreign markets investments. For purposes of determining whether more than 40% of total Global

Value NextShares assets are invested in companies in emerging markets, investments in ETFs based on the EM Index or other emerging markets indices are considered emerging markets investments.

Investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium” to) or below (at a “discount” to) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Investment Adviser nor a Fund can predict whether ETF shares will trade above, below or at NAV. While an ETF’s investment results are based on the ETF’s daily NAV, investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

Forward Foreign Currency Exchange Contracts and Currency Swaps

The Funds may (but are not obligated to) use forward contracts and swaps to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or swaps on foreign currency exchange rates.

The Funds may enter into foreign currency exchange (FX) contracts or swaps with respect to specific transactions. For example, when a Fund purchases or sells a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment by entering into an FX contract or swap for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

A Fund also may use forward contracts or swaps in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Investment Adviser believes may rise in value relative to the U.S. dollar, or to shift the Fund’s exposure to foreign currency fluctuations from one country to another or from or to the Eurozone region, in the case of the Euro. For example, when the Investment Adviser believes that the currency of a particular foreign country or the Eurozone region may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract or swap to sell an amount of such foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract or swap amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract or swap is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such transaction) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Forward contracts and swaps involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses and transaction costs. Forward contracts and swaps also involve the risk that a currency may be discontinued and/or replaced by other currencies, which may make it difficult or impossible to settle forward contracts or swaps or otherwise adversely affect the market value of forward contracts or swaps.

Pursuant to Section 18 of the 1940 Act and Commission interpretations thereunder, for forwards, swaps, and futures that are not contractually required to “cash-settle,” a Fund must “cover” its open positions by segregating liquid assets equal to the contracts’ full notional value. For forwards, swaps, and futures that are contractually required to cash-settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets only equal to its net obligation under cash-settled forwards, swaps, or futures, a Fund will have the ability to employ leverage to a greater extent.

At or before the maturity date of a forward contract or swap that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract or swap requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract or swap under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts and swaps varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts and swaps are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts and swaps does not eliminate fluctuations in the price of the underlying securities held by a Fund or that it intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts and swaps limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Pursuant to final interpretations issued by the Commodity Futures Trading Commission (CFTC) and the Commission, certain forward FX contracts that may be used by the Funds are considered to be swaps and are subject to CFTC regulation. The long-term impact of these requirements on a Fund and its counterparties is uncertain. However, they may cause counterparties to increase fees charged to a Fund, require the Fund to post initial margin and variation margin, or make them less willing to enter into these contracts with a Fund in the future. Further, these contracts may need to be centrally-cleared. Forward FX contracts or currency swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. If the forward FX contract or swap is not required to be centrally cleared, the contract exposes a Fund to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If a default occurs by the clearing organization, where such contracts are centrally cleared, or a counterparty, where such contracts are not centrally cleared, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but exercising these remedies could involve significant time and expense.

Uncleared swaps are subject to margin requirements that will be implemented on a phased-in basis. The Investment Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect a Fund’s ability to enter into swap agreements. The Funds may, from time to time, enter into forward FX contracts or currency swaps. Because these contracts are subject to CFTC regulation, the Investment Adviser with respect to each of these Funds has claimed an exclusion available to advisers of registered investment companies from registration as a “commodity pool operator” under the Commodities Exchange Act (“CEA”) and the regulations thereunder. To maintain the exclusion, the Funds must limit the use of forward FX contracts, currency swaps, and certain other commodity interests, so that (i) the aggregate initial margin and premiums required to establish bona fide hedging positions with respect to such contracts do not exceed 5% of the liquidation value of the Fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests does not exceed 100% of the liquidation value of the Fund’s portfolio (taking into account unrealized profits and unrealized losses on any such positions). The Investment Adviser, in managing these Funds, intends to comply with one of the two alternative limits described above to claim the exclusion. If these limits are approached for a Fund, the Fund may not be able to take advantage of investment opportunities due to compliance with the exclusion.

Structured Instruments

The Funds may invest in structured instruments, including, without limitation, participation notes, certificates, share purchase rights, and warrants. Structured instruments may be derived from or based on a single security or securities, an index, a commodity, debt issuance or a foreign currency (a “reference”), and their interest rate or principal may be determined by an unrelated indicator. Structured securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the value of the structured security at maturity, or in the interest rate of the structured security. Structured securities may entail a greater degree of risk than other types of securities because a Fund bears the risk of the reference in addition to the risk that the counterparty to the structured security will be unable or unwilling to fulfill its obligations under the structured security to the Fund when due. A Fund bears the risk of loss of the amount expected to be received in connection with a structured security in the event of the default or bankruptcy of the counterparty to the structured security. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Foreign Investment Risks

Foreign Market Risk. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. These risks are also higher for investments in smaller capitalization companies. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk. Securities in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Funds’ investments. Further, companies located in foreign countries may conduct business or issue debt denominated in currencies other than their domestic currencies, creating additional risk if there is any disruption, abrupt change in the currency markets, or illiquidity in the trading of such currencies.

Changes in the United Kingdom Political Environment. Following the results of the June 2016 United Kingdom Referendum to exit the European Union (EU), sometimes referred to as “Brexit,” the financial markets, including currency exchange rates, experienced increased volatility. It is not possible to predict whether such volatility will continue. In addition, the United Kingdom subsequently invoked Article 50 of the Lisbon Treaty, which triggered a two-year period of negotiations on the terms of Brexit. However, the full consequences of Brexit remain unclear, particularly with respect to the outcome of negotiations of a new relationship between the United Kingdom and the European Union. Investors should be aware that the result of Brexit and any subsequent negotiations, notifications, withdrawal and changes to legislation may introduce potentially significant new uncertainties and instabilities in the financial markets, as well as potentially lower economic growth, in the United Kingdom, Europe and globally. In addition, other member states may contemplate departing the European Union, which may cause political and economic instability in the region and cause additional market disruption in global financial markets. These uncertainties and instabilities could have an adverse impact on the business, financial condition, results of operations and prospects of the Funds’ investments, and therefore the Funds and certain of the Funds’ service providers and counterparties, and could therefore adversely affect investors in the Funds.

EMU. The European Economic and Monetary Union (EMU) among the countries that comprise the EU established a single common European currency (euro) that was introduced on January 1, 1999 and replaced the existing national currencies of all EMU participants. Since that time, securities issued in participating EU countries have been listed, traded, declared dividends and made other payments only in euros. In recent years, many of the EU economies have suffered through a prolonged recession, raising questions about the continued viability of the euro. There is a possibility that the EMU may be unwound. It is also possible that a significant participant could choose to abandon the EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies, a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the slowdown or collapse of European economic unity, and/or reversion of the attempts to lower government debt and inflation rates in the EMU. Also, withdrawal from the EMU at any time by a participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country’s national currency, particularly if the withdrawing country is a major economic power. Such developments could have adverse impacts on the Funds’ investments in Europe generally or in specific countries participating in the EMU.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition or find reliable and current data to process using the Investment Adviser’s quantitative techniques.

Certain Risks of Holding Fund Assets Outside the U. S. Foreign securities in which the Funds invest are generally held outside the U.S. in foreign banks and securities depositories. The Funds’ custodian is the Funds’ “foreign custody manager” as provided in Rule 17f-5 under the 1940 Act. The “foreign custody manager” is responsible for determining that each Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Funds to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the disposition of, foreign securities a Fund holds may be subject to foreign withholding or other taxes, and special federal tax considerations may apply. See Federal Tax Aspects.

Emerging Markets

The International Value NextShares may invest up to 10% of its total assets in companies in emerging (less developed) markets. The Global Value NextShares may invest up to 40% of its total assets in companies in emerging (less developed) markets.

The Investment Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. See Exchange-Traded Funds above for a discussion of how a Fund determines where ETFs are located.

A Fund’s investments in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s emerging markets securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment, and may have significantly less liquidity than developed markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because a Fund will invest in securities denominated in foreign currencies, those securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities. These risks are also higher for investments in smaller capitalization companies.

The growth of many emerging markets’ economies is to a significant degree export driven. Accordingly, emerging countries are often affected by changes in the economies of the U.S. and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies. In the event that growth in the export sector declines, the burden of future growth will increasingly be placed on domestic demand.

In addition to the risks discussed above, there are special risks associated with a Fund’s investments in certain countries and regions, including, but not limited to, the following:

China. Beginning in 1978, the Chinese government initiated a program of economic and market reforms. The Chinese government exercises significant control over China’s economy through allocating resources by controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Government policies have recently contributed to economic growth and prosperity in China, but such policies could be altered or discontinued at any time. Moreover, the Chinese government sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s securities markets have less regulation and are substantially smaller, less liquid and more volatile than the securities markets of more developed countries, and hence are more susceptible to manipulation, insider trading, and other market abuses. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business. As with all transition countries, China’s ability to develop and sustain a credible legal, regulatory, monetary and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, is developing and many laws and regulations are relatively new and published court decisions based on these laws are limited and non-binding. Thus, the rights of minority shareholders in Chinese issuers are not as well protected as they are in developed markets. There is also risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and high inflation rates.

The emergence of a domestic consumer class is at an early stage, making China’s economic health dependent on exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes and currency revaluation, which could potentially have adverse effects on some export-dependent sectors. In addition, export growth continues to be a major driver of China’s rapid economic growth. Reductions in spending on Chinese products and services, tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the companies in which a Fund invests. Growing income inequality and larger scale environmental degradation is testing social cohesion in China. Social instability could threaten China’s political system and economic growth, which could decrease the value of a Fund’s investments.

Military conflicts, in response to internal social unrest or conflicts with other countries, could disrupt economic development. China has strained relations with Japan, Taiwan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula; should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire region and any adverse events in the Asian markets may have a significant adverse effect on Chinese companies.

A Fund may invest in China A-Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Shanghai-Hong Kong or Shenzhen – Hong Kong Stock Connect links (Stock Connect). Trading through Stock Connect is subject to a number of risks and restrictions that may affect a Fund’s investments and returns. The risks of investments in A-Shares through Stock Connect include, among others, trading, clearance and settlement risks, currency exchange risks, political and economic instability, inflation, confiscatory taxation, nationalization, and expropriation, Chinese securities market volatility, less reliable financial information, differences in accounting, auditing, and financial standards and requirements from those applicable to U.S. issuers, and uncertainty of implementation of existing law in the People’s Republic of China (PRC). Due to PRC regulatory requirements, a Fund may be limited in its ability to invest in securities or instruments tied to the PRC and/or may be required to liquidate its holdings, if any, in securities or instruments tied to the PRC. Such liquidations may result in losses for a Fund.

Fund purchases of A-Shares through Stock Connect involve ownership rights that are less developed than those involved in U.S. securities markets. When a Fund buys listed stock through Stock Connect, the Fund is purchasing a right against the Hong Kong Securities Clearing Company Limited to obtain the benefits of ownership of the stock and not the stock itself. The buying Fund does not have legal title to the listed stock and has no separate rights to obtain the benefits of ownership, because PRC law does not recognize the buyer’s beneficial ownership. Therefore, the risk of loss is greater due to the indirect nature of the ownership interest in the A-Shares when trading through Stock Connect.

Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Trading through Stock Connect does not protect investors through Hong Kong’s Investor Compensation Fund or the China Securities Investor Protection Fund. Finally, the Stock Connect program is in its initial stages. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns.

India. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. “Foreign Institutional Investors” (FIIs) and their sub-funds may predominately invest in exchange-traded securities (and securities to be listed or approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs. Although the Investment Adviser is a registered FII, it must still seek renewal of this status every three years, which renewal cannot be guaranteed. FIIs are required to observe certain investment restrictions. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted for a company, subject to that company’s approval. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for a Fund to implement its investment objective or repatriate its income, gains and initial capital from India.

The Indian government exercises significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform could have a significant effect on the economy and a Fund’s investments in India. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of a Fund to repatriate its income and capital.

Founders and their families control many Indian companies. Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the U.S. Exchanges have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market prices and liquidity of the Indian securities in which a Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limits on price movements and margin requirements. The relatively small market capitalizations of, and trading values on, the principal stock exchanges may cause a Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.

Religious, cultural and border disputes persist in India. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the results could destabilize the economy and, consequently, adversely affect a Fund’s investments. Both India and Pakistan have tested nuclear weapons, and the threat of deploying such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Latin America. Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, the government of Brazil imposes a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a Fund’s investments in Brazilian issuers. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.

Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.

Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact a Fund’s investments. Most countries have been forced to restructure their loans or risk default on their debt obligations. Interest on debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

Russia. Russia has experienced political and economic turbulence and has endured decades of communist rule under which its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the task of stabilizing and modernizing its economy. Investors in Russia have experienced significant losses due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested. There is no assurance that similar losses will not recur. Investments in Russian securities also include risks and special considerations such as: (a) delays in settling portfolio transactions and the risk of loss arising out of Russia’s system of share registration and custody; (b) the risk of corruption, insider trading and crime in the Russian economic system; (c) difficulties associated with obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; and (d) the risk that the Russian tax system may provide for inconsistent, retroactive and/or exorbitant taxation or unpredictable enforcement. The current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. Additional broader sanctions may be imposed in the future. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could also result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These events could have a negative effect on the performance of a Fund.

The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. The price of oil, in particular, has reflected weakening global demand, which has negatively affected Russia’s economy and the value of its currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Eastern European markets remain relatively underdeveloped and can be particularly sensitive to political and economic developments; adverse events in Eastern European countries may greatly impact the Russian economy.

Because of the relatively recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia, and investors are provided with few legal rights against such registrars. The law and practice relating to registration of shareholdings are not well developed in Russia and registration delays and failures to register shares can occur, which could expose a Fund to potential loss. Russia’s Federal Commission for Securities and Capital Markets (the Russian Commission) has defined the responsibilities for registrar activities, including what constitutes evidence of ownership and transfer procedures. However, difficulties in enforcing the Russian Commission’s regulations mean that the potential for loss or error still remains and there is no guarantee that the registrars will act according to the applicable laws and regulations. Widely accepted industry practices are still in the process of being established. When registration occurs, the registrar produces an extract of the register of shareholders as at that particular point in time. Ownership of shares may be evidenced by the records of the registrar, but not by the possession of an extract of the register of shareholders. The extract is only evidence that registration has taken place. It is not negotiable and has no intrinsic value. In addition, a registrar will typically not accept an extract as evidence of ownership of shares and is not obligated to notify the Custodian, or its local agents in Russia, if or when it amends the register of shareholders. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity, and it is possible for a Fund to lose share registration through fraud or negligence. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection all pose significant risks, particularly to foreign investors. In addition, there is a risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or punitive taxation, or, in the alternative, a risk that a reformed tax system may result in inconsistent and unpredictable enforcement of any new or revised tax laws. The Russian securities market is relatively new, and a substantial proportion of securities transactions in Russia are privately negotiated outside the stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, little information is available to investors. As a result, it may be difficult to assess the value of an investment in Russian companies.

South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. This may cause civil and social unrest, which could adversely impact the South African economy. Ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. South Africa has privatized or has begun the process of privatization of certain entities and industries. In some instances, investors in certain newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. Moreover, the South African economy is heavily dependent upon the economies of Europe, Asia (particularly Japan) and the United States. Reduction in spending by these economies on South African products and services or negative changes in any of these economies may cause an adverse impact on the South African economy. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other defense concerns. These situations may cause uncertainty in the South African market and may adversely affect the South African economy.

As a result of these and other risks, a Fund’s investments in South Africa may be subject to a greater risk of loss than investments in more developed markets. These investments may be more likely to experience inflation risk and political turmoil, and be subject to more rapid changes in economic conditions, than investments in more developed markets. Investing in South Africa involves risks of less uniformity in accounting and reporting requirements, less reliable securities valuation, and greater risk associated with custody of securities, than investing in developed countries.

South Korea. Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. Military action or the risk of military action by North Korea, which might involve nuclear weapons, could have a materially adverse effect on South Korea and the Funds. The market capitalization and trading volume of issuers in the South Korean securities markets is heavily concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire region and any adverse events in the Asian markets may have a significant adverse effect on South Korean companies. Also, South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy.

There are also a number of risks associated with the South Korean government. The South Korean government exercises substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or concentrate in particular industries, and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the Korean

Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of a Fund’s investments from declining over time.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, remains problematic and is unlikely to be settled in the near future. China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. This continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in China or Taiwan, or make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of a Fund’s investments in both countries and the region. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire Asian region and any adverse events in the Asian markets may have a significant adverse effect on Taiwanese companies.

Taiwan’s growth has been export-driven to a significant degree. As a result, Taiwan is affected by changes in the economies of its main trading partners. If growth in the export sector declines, future growth will be increasingly reliant on domestic demand. Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. Any fluctuations or shortages in the commodity markets could have a negative impact on Taiwan’s economy. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

Swap Agreements

A Fund may enter into interest rate, index, currency, currency exchange rate and security swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few days or weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a stipulated notional amount, i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. The notional amount of a swap agreement is only a hypothetical basis on which to calculate the obligations that the parties to the swap agreement have agreed to exchange.

Swap agreements typically calculate and settle the obligations of the parties on a “net basis” with a single payment. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” by marking as segregated unencumbered cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to limit any potential leveraging of a Fund’s portfolio. Any obligations “covered” in such a manner will not be construed to be “senior securities” for purposes of a Fund’s fundamental investment restriction concerning senior securities, or borrowing for purposes of a Fund’s fundamental investment restriction concerning borrowing. This segregation or “covering” is designed to ensure that a Fund has assets available to satisfy its obligations under a swap agreement, but will not, however, limit a Fund’s exposure to loss under a swap agreement. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. A Fund bears the risk that the Investment Adviser will not accurately forecast future market trends or the values of assets or other economic factors in establishing swap positions for such Fund.

Using any swap agreement will expose a Fund to the risk that the swap agreement will have or will develop imperfect or no correlation with the value of the assets the swap agreement is designed to track, causing losses to such Fund. A number of factors may prevent a Fund from achieving desired correlation. These may include, but are not limited to: (i) the impact of Fund fees, expenses and transaction costs, including financing and brokerage costs/bid-ask spreads, (ii) to the extent the counterparty hedges its obligations to a Fund by entering into short sales (and thereby borrows shares from a beneficial owner), and a beneficial owner of a security sold short recalls the security from the counterparty for voting or other reasons and replacement securities cannot be obtained, such Fund may be forced to settle the exposure at a time which may not be advantageous, (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a Fund invests or to which it has exposures, (iv) large or unexpected movements of assets into and out of a Fund (due to share purchases or redemptions, for example), (v) the impact of accounting standards or changes thereto, and (vi) a possible need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax or securities law requirements.

Swap agreements do not involve the delivery of securities or other underlying assets, but are contracts with another party. While many swap agreements will be required to be centrally cleared, a Fund’s swap agreements may not be eligible for or subject to central clearing. Accordingly, if a swap agreement is entered into on a net basis and the counterparty defaults or is unwilling to perform its obligations, a Fund risks losing the net amount of payments that such Fund is contractually entitled to receive, if any. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect such Fund’s rights as a creditor. Further, the swap counterparty’s obligations to a Fund likely will not be collateralized. A Fund will not enter into a swap agreement unless the Investment Adviser believes the counterparty to the transaction is creditworthy.

The counterparty to a swap agreement may be unwilling to continue to enter into swap agreements, or may increase its fees or collateral requirements, which could impair a Fund’s ability to achieve its investment objective. The counterparty may have rights to terminate the swap that are beyond the control of a Fund, and could impact such Fund’s ability to continue to enter into swap agreements, which could also impair such Fund’s ability to achieve its investment objective. In addition, the counterparty to a swap agreement may be subject to restrictions, or may impose restrictions on a Fund, that limit such Fund’s ability to obtain exposure to particular equity securities to which it may otherwise desire to obtain exposures. In these cases, if a Fund is not able to invest directly in the security, it would have to forego the investment opportunity.

Because swap agreements are two-party contracts and because they may be subject to contractual restrictions on transferability and termination and have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitations on investments in illiquid securities. Only the net amount due a Fund under its swap agreements is used to determine if more than 15% of the Fund’s net assets are invested in illiquid securities. The Investment Adviser, under the oversight of the Board of Trustees, is responsible for determining and monitoring the liquidity of a Fund’s swap agreements. To the extent a swap agreement is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Restrictions imposed by the Internal Revenue Code of 1986, as amended (Code), may limit a Fund’s ability to use swap agreements. In addition, the swaps market has been the subject of scrutiny since the 2008-2009 financial downturn. It is possible that developments in the swaps market, including further government regulation or increased margin or collateral requirements dictated by new regulations or the marketplace, may limit or prevent a Fund from using swap agreements as a part of its investment strategy, increase expenses charged to the

Fund or adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Limits or restrictions applicable to the counterparties with which a Fund enters into swap agreements could also impact such Fund’s use of swap agreements. Further, the Commission has proposed changes in the rules governing the use of derivatives, including swap agreements and leverage by open-end funds, which if adopted could significantly reduce the amount of leverage that can be used by a Fund.

Swaps are instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. Swap agreements are subject to risks of mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, the inability of counterparties to perform, and the ability of counterparties to terminate swap agreements generally at any time. The use of a swap agreement requires an understanding not only of the underlying securities or positions, but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Illiquid Securities

Consistent with relevant Commission rules and guidance, in general, none of the Funds may hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the U.S.) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations for such securities are less readily available. The judgment of the Investment Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

However, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers in the U.S.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will be deemed to be liquid. The Investment Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Investment Adviser; and (2) it must not be “traded flat” (that is, without accrued interest) or in default as to principal or interest. However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that, after purchase, other qualified institutional buyers become, for a time, uninterested in purchasing these securities and as a result there is no longer a readily available market for the securities. In addition, Rule 144A securities are generally deemed liquid if they are tradable in an offshore securities market. Repurchase agreements subject to payment on demand are deemed to have a maturity equal to the notice period.

Borrowing

A Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the Fund’s total assets. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased. Borrowing can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. This is the speculative factor known as leverage.

In December 2015, the Commission proposed new regulations applicable to a fund’s use of instruments that involve borrowing, including short sale borrowings, and any firm or standby commitment agreements or similar agreements. If adopted as proposed, these regulations could significantly limit or impact the Funds’ ability to invest in such instruments, limit the Funds’ ability to employ certain strategies that use such instruments and adversely affect the Funds’ performance, efficiency in implementing their strategy, liquidity and ability to pursue their investment objectives. Also, changes in regulatory requirements concerning margin for certain types of financing transactions, such as securities lending and borrowing, could impact a Fund’s ability to use these investment strategies and techniques.

When-Issued and Delayed-Delivery Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates. The price that a Fund is obligated to pay, directly or indirectly, on the settlement day may be different from the market value on that date. While securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring such securities, unless a sale would be desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund’s net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its direct obligations for when-issued securities.

When-issued securities and delayed-delivery securities involve the risk that the security a Fund buys on that basis will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund may lose the investment opportunity of the assets it has set aside, or other exposures it has foregone, to pay for the security and any gain in the security’s price.

Securities Lending

The Funds may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund may not be able to obtain the right to vote or consent on proxy proposals involving securities that are loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Investment Adviser to be in good standing and when, in the Investment Adviser’s judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in, or exposed to, other eligible securities. This subjects such investment or exposure, as well as the securities loaned, to market appreciation or depreciation.

Real Estate Investment Trusts

The Funds may invest in securities of U.S. real estate investment trusts (REITs) and foreign issuers with structures similar to REITs. Unlike regular corporations, REITs do not have to pay federal income tax if they meet certain requirements of the Code. REITs offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT’s performance depends on several factors, such as ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

Income Trusts, Royalty Trusts and Similar Trusts

The Funds may invest in foreign trusts that earn income from underlying assets, such as oil and gas wells, or from performing services. These are sometimes called income trusts or royalty trusts. Securities of these trusts have risks that are similar to equity security risks and additional risks. When a claim is made against a trust that cannot be paid using its assets, trust investors, including an investing Fund, may be held liable for any outstanding trust obligations.

Shares of Other Investment Companies

The Funds can invest in securities of other investment companies except to the extent prohibited by law or a Fund’s investment restrictions. A Fund’s investments in other investment companies may include ETFs if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange and generally seek to track the performance of a specified securities index. See Exchange-Traded Funds above. Like all equity investments, ETFs may go up or down in value. They also may not perform in correlation with a Fund’s principal strategies. A Fund will pay additional fees through its investments in other investment companies.

Limited Partnerships

The Funds can invest in interests in limited partnerships or similar entities (often referred to as master limited partnerships or publicly traded partnerships). Limited partnership interests may be less liquid than other forms of equity securities and may not be as widely traded, which may make it difficult for a Fund to sell such interests at the time or price desired.

Corporate Loans

The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the values of corporate loans are generally less responsive than the values of bonds and notes to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agents for broader groups of lenders, generally referred to as “syndicates.” A syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If an agent develops financial problems, a Fund may not recover its investment, or there might be a delay in a Fund’s recovery. By directly investing in a corporate loan, the Fund becomes a member of the syndicate, although it may not be able to control the syndicate’s actions.

Portfolio Turnover

Because the Funds have not commenced operations as of the date of this Statement of Additional Information, they do not have a portfolio turnover rate to present. Notwithstanding that the Funds intend to redeem a portion of their portfolio securities in kind, as described below, higher portfolio turnover may result in a Fund’s incurring higher transaction costs and realizing net gains that must be distributed to its shareholders, resulting in higher taxes for them as compared to a fund that has lower portfolio turnover and/or redeems its portfolio securities wholly in kind.

Government Intervention in Financial Markets

Instability in the financial markets during and after the 2008-2009 financial downturn has led governments across the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal and local governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s investments. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In the event of such a disturbance, issuers of securities in which a Fund invests may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that a government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns.

Regulatory Risk

Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Changes to current federal securities laws or the regulations thereunder could materially impact the value of assets a Fund holds, expose a Fund to additional costs, require changes to investment practices, and adversely affect a Fund’s ability to pay dividends. While there continues to be uncertainty about the full impact of these and other regulatory changes, the Funds will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.

Fund Operational Risk

An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While each Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Cyber Security Risk

Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, “ransomware” that renders systems inoperable until ransom is paid, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Investment Adviser, Custodian, Transfer Agent, Distributor, Administrator, Authorized Participants, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their net asset values, cause the release of confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, create potential legal liability for the Funds, including if they fail to adhere to state and other applicable laws governing shareholder notification of privacy breaches, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. There can be no assurance that a cyber-attack will be prevented or detected and addressed in a timely manner. Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments in such portfolio companies to lose value.

Initial Public Offerings

The Funds may purchase securities in initial public offerings. These offerings may produce gains that positively affect Fund performance during any given period, but such securities may not be available during other periods, or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on Fund performance. They may also, of course, produce losses.

Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant is able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk

In certain instances, a Fund may effect creations and redemptions partly or wholly for cash, rather than in kind. As a result, an investment in a Fund may be less tax-efficient than an investment in an ETF, which generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the ETF level. Because a Fund may effect redemptions partly or wholly for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If a Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in kind. A Fund generally distributes these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a conventional ETF or a different ETMF. Moreover, cash transactions may have to be carried out over several days if the market for any of the Fund’s portfolio holdings is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for conventional ETFs.

Contingent Pricing Risk

Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of 4:00 p.m. Eastern Time each Business Day (defined as days on which the New York Stock Exchange (NYSE) is open for business). Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at 4:00 p.m. Eastern Time. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently determined (as opposed to end-of-day) prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on disseminated intraday indicative values) during periods of market volatility. Although limit orders can be used to restrict differences between trade prices and NAV, they cannot be used to control or limit trade execution prices.

Market Trading Risk

Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions in addition to the premium/discount to NAV and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced when you sell shares at a discount or buy shares at a premium to NAV.

No Guarantee of Active Trading Market Risk

While shares are listed on the Listing Exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may result in a Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.

Secondary Trading Market Issues

Trading in shares on the Listing Exchange may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing

Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Listing Exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the Listing Exchange occurs, a shareholder may be unable to purchase or sell shares of a Fund. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Market prices are not expected to correlate exactly to a Fund’s NAV due to supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of a Fund that differ from its NAV or the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Given the nature of the relevant markets for certain of the securities for the Funds, shares may trade at a larger premium or discount to NAV than a fund principally holding U.S. securities. In addition, the securities held by a Fund may be traded in markets that close at a different time than the Listing Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Listing Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.

When you buy or sell shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” or “premium/discount” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of a Fund’s holdings may be halted, the premium/discount spread may increase significantly. This means that shares may trade at a discount to a Fund’s NAV, and the discount is likely to be greatest during significant market volatility.

Temporary Defensive Position

When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, each Fund may invest up to 100% of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers’ acceptances, high quality commercial paper, demand notes, cash and repurchase agreements. Under such circumstances, a Fund may not achieve its investment objective.

Disclosure of Portfolio Holdings

Pursuant to applicable law, each Fund publicly discloses its complete portfolio holdings quarterly within 60 days of the end of each calendar quarter. Each Fund discloses a complete list of its holdings in its semi-annual and annual reports, which are distributed to shareholders, and in publicly available quarterly holding reports on Forms N-Q and N-CSR, which are filed with the Commission and available, free of charge, on the Commission’s EDGAR database at www.sec.gov. Each Fund may also disclose its top ten holdings by weight or by active weight (i.e., relative to a benchmark) as of the end of each calendar quarter on the Funds’ website, www.causewayfunds.com, and in sales materials.

As described below, and in accordance with the requirements of the Fund’s exemptive relief, each Business Day, each Fund discloses a basket of securities, other instruments and/or cash for which the Fund issues and redeems Creation Units (as defined below). The daily basket used in creations and redemptions of a Fund’s shares may not, and is not intended to, be representative of current portfolio holdings and likely will diverge, and may diverge significantly, from a Fund’s current holdings.

Occasionally, certain third parties – including a Fund’s service providers, independent rating and ranking organizations, intermediaries that distribute a Fund’s shares, institutional investors and others – request information about the Fund’s portfolio holdings or exposures. The Board of Trustees has approved a policy and procedures for the protection of nonpublic information, which includes a policy and procedures relating to disclosure of the Funds’ portfolio holdings or exposures. The Funds’ policy is to disclose portfolio holdings or exposures to third parties only where a Fund believes there is a legitimate business purpose for the information and the recipient will not use the information to engage in excessive short-term trading of Fund shares or otherwise trade on the nonpublic information.

The Funds may provide at any time portfolio holdings or exposure information to their service providers, such as the Administrator, Distributor, Custodian, Investment Adviser, pricing services, independent registered public accountants, financial printers, legal counsel, proxy voting services, and other service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. The Funds and the Investment Adviser expect to provide portfolio holdings or exposure information to the following service providers:

Name	Service
The Bank of New York Mellon	Custodian; Transfer Agent
Charles River Systems, Inc.	Trading and compliance system
Omgeo LLC	Automated trade matching service
Misys International Banking Systems, Inc.	Automated foreign exchange trade matching service
Eagle Investment Systems Corp.	Portfolio accounting system
Electra-Reconciliation	Automated reconciliation service
FactSet Research Systems Inc.	Online database system for portfolio analytics
Interactive Data Corporation	Pricing vendor
ISS	Proxy research and recordkeeping service
SEI Investments Global Funds Services	Fund accountant and Administrator
SEI Investments Distribution Co.	Fund Distributor
Various broker-dealers	Purchases and sales of securities
LexisNexis	Global watchlists compliance service
Varden Technologies, Inc.	Client and investor reporting system
Abel Noser Corp.	Trade execution service
IIV Calculation Provider	Intraday Indicative Value calculation service

The Funds, through their Administrator or other market data providers, disclose holdings or exposures and other related portfolio information to independent rating and ranking organizations on or after the 15th Business Day after the end of each quarter. The Funds disclose their quarterly portfolio holdings or exposures to consultants, investment advisory firms, and investors which have requested them on or after the 15th Business Day after quarter-end for due diligence purposes. The Funds disclose their top ten holdings by weight, the five largest performance contributors and detractors, and significant portfolio increases and decreases, to advisers of investors in the Funds, and other investors or prospective investors who request them, typically by the fifth Business Day after month-end. The Funds also send quarterly reports to investors who have requested them, and/or their advisers, containing the Funds’ holdings or exposures generally by the third week after quarter-end.

Portfolio managers may also disclose and discuss particular portfolio holdings in interviews with the press and other media outlets, or with representatives of consultants, investment advisory firms or investors, from time to time.

Subject to the policies and procedures approved by the Board of Trustees, the executive officers of a Fund authorize disclosure of the Fund’s portfolio holdings. Neither the Funds nor any service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

In addition to the foregoing, the Investment Adviser has policies and procedures designed to safeguard confidential information, including policies and procedures prohibiting the Investment Adviser’s employees from communicating to third parties any material nonpublic information relating to the Funds’ portfolio holdings. The Investment Adviser’s policies and procedures, in addition to the Funds’ policies and procedures relating to the disclosure of the Funds’ portfolio holdings, are designed to reduce potential conflicts of interest between Fund shareholders and the Investment Adviser.

The Investment Adviser provides investment advice to clients other than the Funds that have investment objectives that may be substantially similar to those of certain Funds. These clients also may have portfolios consisting of holdings substantially similar to those of certain Funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Funds or their investment professionals a duty of confidentiality with respect to disclosure of their portfolio holdings. The Investment Adviser may disclose portfolio holdings of an unnamed “representative account,” which may be substantially similar to a Fund’s holdings, to investment professionals and other third parties for due diligence purposes.

MANAGEMENT OF THE FUND

The Trustees oversee the actions of the Investment Adviser and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Trust.

The Board currently consists of four Trustees. None of the Trustees is an “interested person” (as defined in Section 2(a) (19) of the 1940 Act) of the Trust and therefore each Trustee is considered an “Independent Trustee.”

The Trustees and officers of the Trust are:

Name, Address, Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee[3]	Other Director- ships Held by Trustee[4]
INDEPENDENT TRUSTEES
John R. Graham Age: 56	Trustee; Chairman of the Audit Committee	Since 11/17; Audit Chairman since 11/17	Film Composer (since 2005); Senior Vice President, Corporate Financial Development and Communications, The Walt Disney Company (2004-2005); Senior Vice President, Mergers and Acquisitions, Lehman Brothers Inc. (2000-2004).	8	None

Lawry J. Meister Age: 55	Trustee	Since 11/17	President, Steaven Jones Development Company, Inc. (real estate firm) (since 1995); President, Creative Office Properties (real estate firm) (since 2012).	8	None

Name, Address, Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee[3]	Other Director- ships Held by Trustee[4]
Victoria B. Rogers Age: 56	Trustee	Since 11/17	President, the Rose Hills Foundation (since 1996).	8	Director, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.

Eric H. Sussman Age: 51	Trustee; Chairman of the Board	Trustee since 11/17; Board Chairman since 11/17	Adjunct Professor (since July 2017), Senior Lecturer (July 2011-July 2017) and Lecturer (1995-June 2011), Anderson Graduate School of Management, University of California, Los Angeles; President, Amber Capital, Inc. (real estate investment and financial planning firm) (since 1993).	8	None
OFFICERS
Turner Swan 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 56	President	Since 12/16	General Counsel, Secretary, and Member of the Investment Adviser or the Investment Adviser’s parent (since 2001); Compliance Officer of the Investment Adviser (since 2010).	N/A	N/A

Kurt J. Decko 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 43	Chief Compliance Officer and Assistant Secretary	Since 12/16	Chief Compliance Officer/Senior Legal Counsel of the Investment Adviser (since January 2015); Partner, K&L Gates LLP (2010-2014).	N/A	N/A

Eric Kleinschmidt[5] One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer	Since 11/17	Director of Fund Accounting, the Administrator (since 2004).	N/A	N/A

Gretchen W. Corbell 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 46	Secretary	Since 12/16	Attorney of the Investment Adviser (since 2004).	N/A	N/A

Name, Address, Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee[3]	Other Director- ships Held by Trustee[4]
Gracie V. Fermelia 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 56	Vice President and Assistant Secretary	Since 12/16	Chief Operating Officer and Member of the Investment Adviser or the Investment Adviser’s parent (since 2001); Chief Compliance Officer of the Investment Adviser and the Trust (2005-2015).	N/A	N/A

Lisa Whittaker[5] One Freedom Valley Drive Oaks, PA 19456 Age: 39	Vice President and Assistant Secretary	Since 11/17	Corporate Counsel of the Administrator (since 2012); Associate Counsel and Compliance Officer, The Glenmede Trust Company (2011-2012).	N/A	N/A

[1]	Each Trustee may be contacted by writing to the Trustee c/o Causeway ETMF Trust, One Freedom Valley Drive, Oaks, PA 19456.
[2]	Each Trustee holds office during the lifetime of the Trust until his or her sooner resignation, retirement, removal, death or incapacity in accordance with the Trust’s Declaration of Trust. The president, treasurer and secretary each holds office at the pleasure of the Board of Trustees or until he or she sooner resigns in accordance with the Trust’s Bylaws.
[3]	The “Trust Complex” consists of all registered investment companies for which the Investment Adviser serves as investment adviser. As of the date hereof, the Trust Complex consists of one investment company with six portfolios – Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, Causeway Global Absolute Return Fund, and Causeway International Small Cap Fund – and one investment company with two portfolios – International Value NextShares and Global Value NextShares.
[4]	Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
[5]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

The following provides information in addition to that set forth in the table above regarding relevant qualifications, experience, attributes or skills of each Trustee.

John R. Graham: Mr. Graham joined the Board of the other Trust in the Trust Complex in 2008 and has been Chairman of the Audit Committee of that Trust since 2013. Mr. Graham has over 20 years of experience in the financial services and investment banking industries, including holding a senior position at a large public company and senior positions with investment banking firms. He was previously a financial consultant, where he specialized in valuation, merger advice, value-based management, and other finance-related work. Mr. Graham holds an MBA.

Lawry J. Meister: Ms. Meister joined the Board of the other Trust in the Trust Complex in 2008 and has extensive experience in the investment banking, management consulting, and commercial real estate industries. Since 1995, she has been President of a development company specializing in the management of commercial real estate primarily in Southern California. Other experience includes positions in marketing, as a business analyst and as a financial analyst. Ms. Meister holds an MBA. She serves on the Board of Trustees of Wellesley College and previously served on the Board of Trustees of St. Matthew’s Parish School (Pacific Palisades, CA).

Victoria B. Rogers: Ms. Rogers joined the Board of the other Trust in the Trust Complex in 2013. Ms. Rogers is President of The Rose Hills Foundation, a $475 million foundation based in Los Angeles, California. She also serves on the Boards of Trustees of Polytechnic School (Pasadena, California) and Stanford University. Ms. Rogers serves on the boards of two other mutual funds. Previously, Ms. Rogers served on the Boards of Trustees of The Chandler School (Pasadena, California), The Hotchkiss School (Lakeville, Connecticut) and the YMCA of Metropolitan Los Angeles. Ms. Rogers has substantial experience in the area of taxes, accounting, non-profit organizations and foundation management, having been previously employed by Deloitte & Touche LLP, Security Pacific Bank and The Whittier Trust Company.

Eric H. Sussman: Mr. Sussman has been a Trustee since the inception of the other Trust in the Trust Complex in October 2001, and Chairman of the Board of that Trust since 2013. Since 1995, Mr. Sussman has been a Lecturer (Senior Lecturer since 2011) and, since 2017, an Adjunct Professor at the University of California, Los Angeles, Anderson Graduate School of Management, where he has taught accounting, financial reporting, finance, and real estate investment and finance. Since 1993, he has been President or Managing Member of a real estate development and management company. Mr. Sussman holds an MBA, and is a Certified Public Accountant. Mr. Sussman was an independent Trustee and Chairman of the Board of a U.S. value equity mutual fund that closed in 2010.

The Board believes that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve on the Board. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills, as well as the actual service and commitment of each Trustee during his or her tenure on the Board of the other Trust in the Trust Complex. Notwithstanding the accomplishments noted above, none of the Independent Trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Fund’s registration statement.

Board Structure

An Independent Trustee serves as Chairman of the Board. The Independent Chairman’s responsibilities include presiding at all meetings of the Board and all meetings of the Independent Trustees, approving Board meeting schedules and agendas, and serving as a liaison among the other Trustees, and with Trust officers and management personnel.

The Board holds four regularly scheduled in-person meetings each year. The Board holds special meetings as needed, including a special meeting to review materials in advance of the Board’s consideration of renewal of the Funds’ Investment Advisory Agreements, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at meetings of the Board without management present, as needed.

The Board conducts a self-assessment on an annual basis, and considers whether the structure of the Board and its Committees are appropriate under the circumstances. As part of this self-assessment, the Board considers several factors, including the number of funds overseen by the Board.

The Board sets broad policies for the Trust and appoints Trust officers. The Board oversees the performance of the Investment Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Investment Adviser’s risk management activities, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, reports on risk, investment performance, portfolio composition and characteristics, marketing, brokerage commissions, and valuation. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, reports on various aspects of the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements, and provides a written report discussing the Trust’s compliance program at least annually. The Board expects all parties, including, but not limited to, the Investment Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee and a Nominating Committee. The functions of these Committees are discussed below.

The Audit Committee and Nominating Committee are both comprised of all of the Trustees of the Trust who are Independent Trustees. The Audit Committee operates under a written charter and its purposes are: (i) to oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) to oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) to approve the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) to act as liaison between the Trust’s independent auditors and the full Board.

The purpose of the Nominating Committee is to nominate persons to serve as Independent Trustees. Meetings of the Nominating Committee are called on an “as needed” basis, and held as often as deemed appropriate by the Nominating Committee. The Nominating Committee operates under a written charter and it may consider candidates suggested by, among others, members of the Board, if any, who are interested persons of the Trust and the Investment Adviser. Any shareholder of the Trust may submit names of individuals to be considered by the Nominating Committee or the Board of Trustees, as applicable, provided, however, (i) that such person was a shareholder of record at the time of submission of such names and is entitled to vote at the applicable shareholder meeting, and (ii) that the Nominating Committee or the Board of Trustees, as applicable, will make the final determination of persons to be nominated. Once the Trust has completed a fiscal period, the number of Audit Committee and Nominating Committee meetings will be reported.

The Trust does not pay salaries to any of its officers or fees to any of its Trustees, if any, affiliated with the Investment Adviser. Each Independent Trustee receives a quarterly meeting fee of $2,500. In addition, the Audit Committee Chair receives an annual retainer of $5,000 and the Chairman receives an annual retainer of $5,000. These expenses will be allocated on the basis of relative asset size among the Funds. The Independent Trustees separately receive compensation from the other registered investment company overseen by the Trustees. As of the date of this Statement of Additional Information, the Trust had not commenced operations. The following table sets forth information concerning fees paid to, and retirement benefits accrued for, Independent Trustees during the fiscal year ended September 30, 2017 related to services provided to the other registered investment company overseen by the Trustees:

Name of Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex* Paid to Trustees
John R. Graham	N/A	N/A	N/A	[$	100,000	]
Lawry J. Meister	N/A	N/A	N/A	[$	80,000	]
Victoria B Rogers	N/A	N/A	N/A	[$	80,000	]
Eric H. Sussman	N/A	N/A	N/A	[$	105,000	]

*	As of the date hereof, the “Fund Complex” consists of one investment company with six portfolios – Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, Causeway Global Absolute Return Fund and Causeway International Small Cap Fund – and one investment company with two portfolios – International Value NextShares and Global Value NextShares. Total Compensation from the Fund Complex paid to Trustees is expected to increase in 2018.

The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in the Funds and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of January 1, 2018. As of this date, the Funds had not commenced operations.

Name of Trustee	Dollar Range of Equity Securities in the International Value NextShares	Dollar Range of Equity Securities in the Global Value NextShares	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
John R. Graham	N/A	N/A	Over $	100,000
Lawry J. Meister	N/A	N/A	Over $	100,000
Victoria B. Rodgers	N/A	N/A	Over $	100,000
Eric H. Sussman	N/A	N/A	Over $	100,000

*	As of the date hereof, the Trust’s Family of Investment Companies consists of one investment company with six portfolios — Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, Causeway Global Absolute Return Fund, and Causeway International Small Cap Fund - and one investment company with two portfolios – International Value NextShares and Global Value NextShares.

As of the date of this Statement of Additional Information, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

The Trustees receive fees and are reimbursed for expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”) receives any compensation directly from the Trust for serving as an officer. The Administrator and/or the Distributor receive administration, fund accounting and fund servicing fees from the Funds. See Advisory Arrangements, Administration Arrangements and Distribution Arrangements below.

The following table lists the officers of the Trust who hold positions with affiliated persons or the principal underwriter of the Trust:

Name	Position Held with Affiliated Person or Principal Underwriter
Turner Swan	General Counsel, Compliance Officer, Secretary and Member of the Investment Adviser or the Investment Adviser’s parent
Kurt J. Decko	Chief Compliance Officer/Senior Legal Counsel of the Investment Adviser
Gretchen W. Corbell	Attorney and Assistant Secretary of the Investment Adviser or the Investment Adviser’s parent
Gracie V. Fermelia	Chief Operating Officer and Member of the Investment Adviser or the Investment Adviser’s parent

Advisory Arrangements

Investment Advisory Services and Fee. The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreements”) with the Investment Adviser. Subject to the oversight of the Trustees, the Investment Adviser is responsible for the actual management of the Funds and continuously reviews the Funds’ holdings in light of its own research analysis and that from other relevant sources. The Investment Adviser is responsible for making decisions to buy, sell or hold particular securities. The Investment Adviser provides all office space, facilities, equipment and necessary personnel for management of the Funds.

The Investment Adviser receives for its services to the International Value NextShares a monthly fee at an annual rate of 0.80% of the International Value NextShares’ average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the International Value NextShares for each day during the month. Pursuant to an expense limit agreement, dated [            ], 2017, the Investment Adviser has agreed to limit the International Value NextShares annual operating expenses (excluding brokerage fees and commissions, interest, taxes, distribution plan expenses, fees and expenses of other funds in which the International Value NextShares invests, and extraordinary expenses) to 1.05% of International Value NextShares’ average daily net assets until January 31. 2019. Because International Value NextShares had not commenced operations as of the date of this Statement of Additional Information, the Fund has not paid advisory fees to the Investment Adviser, and the Investment Adviser has not waived any fees. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

The Investment Adviser receives for its services to the Global Value NextShares a monthly fee at an annual rate of 0.80% of the Global Value NextShares’ average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Global Value NextShares for each day during the month. Pursuant to an expense limit agreement, dated [            ], 2017, the Investment Adviser has agreed to limit the Global Value NextShares annual operating expenses (excluding brokerage fees and commissions, interest, taxes, distribution plan expenses, fees and expenses of other funds in which the Global Value NextShares invests, and extraordinary expenses) to 1.05% of Global Value NextShares’ average daily net assets until January 31, 2019. Because Global Value NextShares had not commenced operations as of the date of this Statement of Additional Information, the Fund has not paid advisory fees to the Investment Adviser, and the Investment Adviser has not waived any fees. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

Payment of Fund Expenses. The Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay for maintaining its staff and personnel and to provide office space,

facilities and necessary personnel for the Funds. The Investment Adviser is also obligated to pay the fees of all Trust officers and Trustees who are affiliated persons of the Investment Adviser. In addition, the Investment Adviser paid expenses associated with the organization of the Funds. Each Fund pays, or causes to be paid, all other expenses incurred in its operations, including but not be limited to the following (or each Fund’s proportionate share of the following): (i) the cost (including brokerage commissions) of securities purchased or sold by the Funds and any losses incurred in connection with purchasing or selling securities; (ii) fees payable to and expenses incurred on behalf of the Funds by the Investment Adviser; (iii) expenses of organizing the Trust and the Funds; (iv) filing fees and expenses relating to the registrations and notification of the Funds’ shares and the Trust under federal and/or state securities laws and maintaining such registration and notification; (v) fees and salaries payable to the Trust’s Board members and officers who are not interested persons of the Trust or the Investment Adviser; (vi) all expenses incurred in connection with the Board members’ services, including travel expenses; (vii) taxes (including any income or franchise taxes) and governmental fees; (viii) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (ix) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a Fund for violation of any law; (x) legal, accounting and auditing expenses, including legal fees of special counsel for the Independent Trustees; (xi) charges of administrators, custodians, transfer agents, indicative intraday value calculation agents and other agents; (xii) costs of preparing share certificates; (xiii) expenses of setting in type and printing prospectuses and supplements, statements of additional information and supplements, reports and proxy materials for existing shareholders; (xiv) costs of mailing prospectuses and supplements, statements of additional information and supplements, reports and proxy materials to existing shareholders; (xv) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, Board members, agents and shareholders) incurred by the Trust or a Fund; (xvi) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (xvii) costs of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (xviii) the cost of investment company literature and other publications provided by the Trust to its Board members and officers; (xix) costs of mailing, stationery and communications equipment; (xx) expenses incident to any dividend, withdrawal or redemption options; (xxi) charges and expenses of any outside pricing service used to value portfolio securities; (xxii) interest on borrowings of the Trust; (xxiii) fees or expenses related to license agreements with respect to securities indices; (xxiv) fees or expenses related to license agreements with respect to the structure, operation and trading of exchange traded managed funds; and (xxv) expenses of qualifying and listing the Funds with any securities exchange or other trading system.

NextShares Operations Agreement – The Investment Adviser has entered into an agreement with NextShares Solutions LLC (“NextShares Solutions”) pursuant to which NextShares Solutions will provide each Fund with services required to operate NextShares in accordance with the exemptive orders obtained by an affiliate of NextShares Solutions and the Trust. Pursuant to the agreement, NextShares Solutions will receive a monthly fee at a rate of 0.035% annually of the aggregate average net assets of the NextShares funds sponsored by the Investment Adviser or its affiliates (“Covered Assets”), which will be reduced for Covered Assets in excess of $10 billion.

Organization of the Investment Adviser. The Investment Adviser is a Delaware limited liability company and a wholly-owned subsidiary of Causeway Capital Holdings LLC. Sarah H. Ketterer and Harry W. Hartford, chief executive officer and president of the Investment Adviser, respectively, each controls Causeway Capital Holdings LLC and, in turn, the Investment Adviser, through his or her executive office and voting control of Causeway Capital Holdings LLC.

Duration and Termination. Unless earlier terminated as described below, the Advisory Agreements for each Fund will remain in effect through September 20, 2019, and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. Each Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to a Fund by the vote of a majority of the outstanding voting securities of the relevant Fund or by the Investment Adviser without penalty on 60 days’ written notice to the other party.

Limitation of Liability. The Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which the Advisory Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

Portfolio Managers

Other Accounts Managed

The following table discloses information concerning other accounts managed by portfolio managers, as of September 30, 2017:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
Sarah H. Ketterer	12 ($8.933 billion)	23 ($6.361 billion)	155 ($24.688 billion)	0	0	6 ($1.448 billion)
Harry W. Hartford	12 ($8.933 billion)	23 ($6.361 billion)	130 ($24.678 billion)	0	0	6 ($1.448 billion)
James A. Doyle	12 ($8.933 billion)	23 ($6.361 billion)	128 ($24.674 billion)	0	0	6 ($1.448 billion)
Jonathan P. Eng	12 ($8.933 billion)	23 ($6.361 billion)	125 ($24.678 billion)	0	0	6 ($1.448 billion)
Conor Muldoon	12 ($8.933 billion)	23 ($6.361 billion)	130 ($24.676 billion)	0	0	6 ($1.448 billion)
Foster Corwith	12 ($8.933 billion)	23 ($6.361 billion)	123 ($24.673 billion)	0	0	6 ($1.448 billion)
Alessandro Valentini	12 ($8.933 billion)	23 ($6.361 billion)	124 ($24.671 billion)	0	0	6 ($1.448 billion)
Ellen Lee	12 ($8.933 billion)	23 ($6.361 billion)	124 ($24.671 billion)	0	0	6 ($1.448 billion)

These portfolio managers also manage their own personal accounts and other accounts, including corporations, pension plans, public retirement plans, sovereign wealth funds, superannuation funds, Taft-Hartley pension plans, endowments and foundations, mutual funds and other collective investment vehicles, charities, private trusts, wrap fee programs, and other institutions (collectively, “Other Accounts”). The Other Accounts include the series of Causeway Capital Management Trust, which are part of the Funds’ Fund Complex. In managing certain of the Other Accounts, the portfolio managers employ investment strategies similar to those used in managing the Funds, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Funds that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher or lower management fee rates than the Funds or pay performance-based fees to the Investment Adviser. Once the Funds are operational, the Investment Adviser or individual portfolio managers will have investments in one or both of the Funds. Most of the portfolio managers have investments in one or more funds in the Fund Complex. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in the Investment Adviser’s parent holding company and Messrs. Doyle, Eng, Muldoon, Corwith and Valentini, and Ms. Lee (directly or through estate and tax planning vehicles) have minority ownership interests in the Investment Adviser’s parent holding company.

Actual or potential conflicts of interest arise from the Funds’ portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. The Investment Adviser has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. The Investment Adviser has a policy that it will not enter into a short position in a security on behalf of any Fund or other client account if, at the time of entering into the short position, a Fund or any other client account managed by the Investment Adviser holds a long position in a security of the issuer. The Investment Adviser also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of the Investment Adviser. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Compensation

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of the Investment Adviser, respectively, receive annual salary and are entitled, as controlling owners of the firm’s parent holding company, to distributions of the holding company’s profits based on their ownership interests. They do not receive incentive compensation. The other portfolio managers receive salary and may receive incentive compensation (including potential cash, awards of growth units, or awards of equity units). Portfolio managers also receive, directly or through estate planning vehicles, distributions of profits based on their minority ownership interests in the firm’s parent holding company. The Investment Adviser’s Operating Committee, weighing a variety of objective and subjective factors, determines salary and incentive compensation and, subject to approval of the holding company’s Board of Managers, may award equity units. Portfolios are team-managed and salary and incentive compensation are not based on the specific performance of a Fund or any single client account managed by the Investment Adviser but take into account the performance of the individual portfolio manager, the relevant team and the Investment Adviser’s performance and financial results. The performance of stocks selected for client portfolios within a particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. The Investment Adviser takes into account both quantitative and qualitative factors when determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, and client service and recruiting contribution.

Ownership of Securities

Since the Funds have not commenced operations as of the date of this Statement of Additional Information, the portfolio managers do not beneficially own securities of the Funds at this time.

Administration Arrangements

The Administrator is a Delaware statutory trust and has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors and money managers.

The Trust and the Administrator have entered into an administration agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including portfolio accounting, regulatory reporting and all necessary office space, equipment, personnel and facilities for such services. For these administrative services, the Trust pays the Administrator the following annual fees, calculated based on the aggregate average daily net assets of the Trust: calculated at a rate of 0.06% of the Trust’s net assets up to $1 billion and 0.05% of the Trust’s net assets over $1 billion. The

Administrator’s fee is subject to a minimum annual fee of $70,000 for each Fund. The Administrator’s fee is charged to each Fund in proportion to such Fund’s net assets. Because the Funds have not commenced operations as of the date of this Statement of Additional Information, no administration fees have been paid to the Administrator.

The Administration Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties under the Administration Agreement, except a loss resulting from gross negligence, bad faith, fraud, willful misconduct or criminal misconduct on the part of the Administrator in the performance of its duties and obligations thereunder. The Administration Agreement remains in effect through January 2021 and, thereafter, for successive periods of one year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

Distribution Arrangements

The Distributor, a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the “Distribution Agreement”). The Distributor distributes Creation Units of the Fund, but does not maintain a secondary market in shares of the Fund. The Distributor does not receive compensation from the Funds for distribution of shares of the Funds. Pursuant to an agreement between the Investment Adviser and the Distributor, the Investment Adviser pays out of its own resources for all distribution services provided to the Funds under the Distribution Agreement.

Unless earlier terminated as described below, the Distribution Agreement for each Fund will remain in effect through December 2019 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of a Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party. The Distribution Agreement may be terminated with respect to either of the Funds by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days’ written notice by either party, or upon assignment by the Distributor.

The Investment Adviser may make payments out of its own resources to certain brokers and financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of a Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by the Funds. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, sales fees, and annual asset-based charges. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend a Fund over another investment. For more information, please see the Statement of Additional Information or ask your salesperson or visit your financial intermediary’s website.

Distribution Plan

The Board has approved the adoption of a distribution plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, each Fund may pay the Distributor a fee of up to 0.25% of the average daily net assets attributable to shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. However, no 12b-1 Plan fee is currently charged to the Funds, and there are no plans in place to impose a 12b-1 Plan fee.

General

Distribution (12b-1) fees paid to the Distributor, if authorized by the Board in the future, may be spent on any activities or expenses primarily intended to result in the sale of the Funds’ shares include, without limitation:

(i) payment of initial and ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares of a Fund; (ii) compensation to employees of the Distributor; (iii) marketing and promotional services including advertising; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence or responding to shareholder inquiries, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) complying with federal and state securities laws pertaining to the sale of shares of a Fund; and (viii) such other services primarily intended to result in the sale of shares of a Fund or investor services or as are set forth in the Distribution and Services Agreement.

The Plan was adopted by a majority vote of the Board, including at least a majority of the Independent Trustees and who do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the Independent Trustees noted that no fees would be paid under the Plan unless further approved by the Board. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Independent Trustees of the Trust in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without the approval of the shareholders of the Funds affected by the increase, and material amendments to the Plan must also be approved by the Board in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Independent Trustees of the Trust and who have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the applicable Fund. The Plan will automatically terminate in the event of its assignment.

Code of Ethics

The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Investment Adviser (the “Code of Ethics”). The Code of Ethics significantly restricts the personal investing activities of the officers, Trustees and employees of the Investment Adviser with access to investment information (“access persons”) and, as described below, imposes additional restrictions on the Funds’ investment personnel.

The Code of Ethics requires that access persons who are employees of the Investment Adviser preclear personal securities investments, with limited exceptions, such as mutual funds, high-quality short-term securities, direct obligations of the U.S. government, and municipal securities. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. No access person may purchase or sell any security (except certain exempt securities) that at the time is being purchased or sold, or to the knowledge of the access person is being considered for purchase or sale, by a Fund. Further, access persons are restricted from investing in securities which a Fund is trading, and are prohibited from profiting on short-term trading in securities. All employees are prohibited from trading in a security while in possession of material nonpublic information and from engaging in transactions intended to manipulate the market.

The Board of Trustees of the Trust has also approved a separate Code of Ethics under Section 406 of the Sarbanes-Oxley Act applicable to the Trust’s president and treasurer. This Code of Ethics addresses conflicts of interest, disclosure and compliance, and reporting and accountability for principal executives and senior financial officers.

Proxy Voting Policies and Procedures

The Investment Adviser votes the proxies of companies owned by the Funds. The Investment Adviser votes proxies solely in what the Investment Adviser believes is the best interests of a Fund and its shareholders in accordance with its Proxy Voting Policies and Procedures. The Investment Adviser votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. The Investment Adviser recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s positions. Under its guidelines, the Investment Adviser generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. The Investment Adviser generally votes with management on social issues because it believes management is responsible for handling them. The Investment Adviser generally opposes cumulative voting and votes against anti-takeover mechanisms and attempts to classify boards of directors. The Investment Adviser votes other matters – including equity-based compensation plans – on a case-by-case basis.

The Investment Adviser’s interests may conflict with the interests of a Fund on certain proxy votes where the Investment Adviser might have significant business or personal relationships with the company or its officers. The Investment Adviser’s chief operating officer in consultation with the general counsel and CCO decides if a vote involves a material conflict of interest. If so, the Investment Adviser will either (i) obtain instructions or consent from the Trustees on voting, (ii) vote in accordance with a “for” or “against” or “with management” guideline if one applies, or (iii) if no such guideline applies, follow the recommendation of a third party proxy voting consultant unaffiliated with the Investment Adviser, such as ISS. To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships, and proxy votes involving issuers where a significant relationship has been identified by the proxy research provider will be reviewed by the Investment Adviser’s chief operating officer.

Non-U.S. proxies (and particularly those in emerging markets) may involve a number of problems that restrict or prevent the Investment Adviser’s ability to vote. For example, the Investment Adviser might refrain from voting if it or its agents are required to appear in person at a shareholder meeting or if the exercise of voting rights would result in the imposition of trading or other ownership restrictions. As a result, a Fund’s non-U.S. proxies will be voted on a best efforts basis only and the Investment Adviser may decide not to vote a non-U.S. proxy if the Investment Adviser determines that it would be impractical or disadvantageous to do so. In addition, the Investment Adviser will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the Fund’s custodian in sufficient time to cast the vote. To assist in voting proxies, the Investment Adviser may use independent research and recordkeeping software provided by third parties. This is only a summary of the Investment Adviser’s Proxy Voting Policies and Procedures.

Information regarding how the Funds voted proxies of companies owned by the Funds during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-866-947-7000 and (2) on the Commission’s website at http://www.sec.gov.

BUYING AND SELLING SHARES

Purchase and Redemption of Creation Units

The Trust issues and redeems Fund shares only in specified large aggregations of shares called Creation Units. A discussion of the purchase and redemption of Creation Units is contained in the Prospectus under Purchases and Sales of Fund Shares and Investing in the Funds – Buying and Selling Shares. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Authorized Participants. All orders to purchase or redeem Creation Units must be placed with a Fund by or through an Authorized Participant, which is either: (a) a “participating party” (i.e., a broker-dealer or other participant in the Continuous Net Settlement (CNS) System of the National Securities Clearing Corporation (NSCC)) or (b) a participant in the Depository Trust Company (DTC) system (DTC Participant), which in any case has executed an agreement with the Distributor (Participant Agreement). An investor does not have to be an Authorized Participant to transact in Creation Units, but must place an order through and make appropriate arrangements with an Authorized Participant.

Timing. Fund shares are not authorized for sale outside of the United States, its territories and possessions without the prior written consent of the Trust. Creation Units are issued and redeemed each Business Day at the NAV per share next determined after an order in proper form is received by a Fund or its agent. Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (Order Cut-Off Time), generally 4:00 p.m. Eastern Time, on the Business Day that the order is placed (Transmittal Date). All orders must be received no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. Creation Units may be issued and redeemed through the delivery of cash, securities or other instruments specified by a Fund, or a combination thereof.

A Fund may require that Custom Orders (as defined below) be received no later than one hour prior to the Order Cut-Off Time. When the NASDAQ Stock Market LLC (Listing Exchange) or bond markets close earlier than normal, a Fund may require orders for Creation Units to be placed earlier in the Business Day. Orders to purchase Fund shares invested in fixed-income instruments may not be accepted on any day when the bond markets are closed.

Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit. All requests for redemption must be preceded or accompanied by the requisite number of Fund shares, which delivery will generally be made through the DTC Process.

As noted under Federal Tax Aspects below, a Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Payment. To seek to keep trading costs low and to seek to enable the Fund to be as fully invested as possible, each Fund generally expects to issue and redeem Creation Units in kind through the delivery of securities and/or other portfolio instruments, rather than cash, to the extent practicable. Creations and redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.

Subject to certain exceptions described below, the basket of securities, other instruments and/or cash that a Fund specifies each Business Day and for which it issues and redeems Creation Units (Basket) paid or received by the Fund will be the same for all purchasers and redeemers of Creation Units on a given Business Day. Basket instruments may include cash, securities and/or other transferable investment assets. Each security included in the Basket will be a current holding of the Fund. To the extent there is a difference between the NAV of a Creation Unit and the aggregate market value of the Basket instruments exchanged for the Creation Unit, the party conveying the lower value will pay to the other an amount in cash equal to that difference (Balancing Amount).

To preserve the confidentiality of the Funds’ trading activities, the Investment Adviser anticipates that a Basket will normally not be a pro rata slice of a Fund’s portfolio positions or necessarily include all of a Fund’s portfolio positions. All Basket instruments will be either current portfolio positions held by the relevant Fund or cash; however the composition of a Fund’s Basket likely will diverge, and may diverge significantly, from the Fund’s current portfolio. Baskets generally will exclude instruments being acquired by a Fund until their acquisition is completed, and portfolio positions that are being sold by a Fund may not be removed from the Fund’s Basket until the sale is substantially completed. Generally, securities in markets that restrict the in-kind transfer of securities will be excluded from the Basket. In addition, when deemed by the Investment Adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Each Fund’s Basket will be available on www.nextshares.com each day. Whenever portfolio positions are excluded from the Basket, the Basket may include a larger proportion of cash than the portfolio, with such additional cash substituting for the excluded portfolio positions.

A Fund may permit an Authorized Participant to deposit or receive, as applicable, cash in lieu of some or all of the Basket instruments, solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a holder of Fund shares investing in foreign instruments would be subject to unfavorable income tax treatment if the holder received redemption proceeds in kind. No other Basket substitutions will be permitted. A “Custom Order” is any purchase or redemption of shares made in whole or in part on a cash basis as described in clause (a) or (b) of this paragraph. In addition, a Fund may require purchases and redemptions on a given Business Day to be made entirely on a cash basis. In such an instance, a Fund will announce, before the open of trading on such day, that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash. A Fund may also determine, upon receiving a purchase or redemption order from an Authorized Participant, to require the purchase or redemption, as applicable, to be made entirely in cash.

Each Business Day, before the open of trading on the Listing Exchange, the Investment Adviser will cause the composition of the Basket and the estimated Balancing Amount for that day to be disseminated through the NSCC, a clearing agency registered with the Commission and affiliated with DTC. The Basket will also be posted to www.nextshares.com. The published Basket will apply until a new Basket for that Fund is announced for the following Business Day or if a correction is required. The Investment Adviser will cause information about the previous day’s Balancing Amount to be made available on a daily basis.

Clearance and Settlement. Orders for purchases and redemptions of Creation Units will be processed either through an enhanced clearing process or through a manual clearing process. The NSCC/CNS system for effecting in-kind purchases and redemptions of shares (NSCC Process) simplifies the transfer of a basket of securities between two parties by treating all of the securities that constitute the basket as a single unit.

There are limitations on investors’ ability to use the NSCC Process. First, it is available only to those DTC Participants that also are participants in the CNS System of the NSCC. Other DTC Participants must use a manual clearing process (DTC Process), involving a line-by-line movement of each transferred position, which is available to all DTC Participants. Because the DTC Process involves the movement of individual positions, while the NSCC Process can act on instructions regarding the movement of one unitary basket that automatically processes the movement of multiple securities, DTC may charge a Fund more than NSCC to settle purchases and/or redemptions of Creation Units. Further, the NSCC Process is generally only available for transactions involving domestic equity securities and certain domestic income securities. Thus, it may only be used in connection with in-kind transactions for Fund Creation Units that include only eligible securities in their Basket.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket, which is likely to be the case for the Funds, will not go through either the NSCC Process or the DTC Process. Rather, such transactions will go through a Fund’s custodian and its sub-custodian network. Once such a creation order has been placed with a Fund or its agent, the Distributor will inform the Investment Adviser and the Custodian. The Custodian will then inform the appropriate sub-custodians. In connection with a creation, the Authorized Participant will deliver to the appropriate sub-custodians, on behalf of itself or the beneficial owner on whose behalf it is acting, the Basket instruments as determined according to the procedures described above.

The sub-custodians will confirm to the Custodian that the purchase consideration has been delivered, and the Custodian will notify the Investment Adviser and Distributor of the delivery. After shares have been instructed to be delivered, the Distributor will furnish the purchaser with a confirmation and a Prospectus (if necessary). For a redemption, the same process proceeds in reverse.

In-kind transactions in Creation Units involving fixed-income instruments that do not use the DTC Process will generally clear and settle as follows: Basket securities that are U.S. government or U.S. agency securities and any cash will settle via free delivery through the Federal Reserve System; Basket securities that are non-U.S. fixed-income securities will settle in accordance with the normal rules for settlement of such securities in the applicable non-U.S. market. Fund shares will settle through DTC. The Custodian will monitor the movement of the underlying Basket instruments and will instruct the movement of shares only upon validation that such instruments have settled correctly. The settlement of Fund shares will be aligned with the settlement of the underlying Basket and, except as discussed below with respect to Basket instruments traded in foreign markets, will generally occur no later than the second Business Day following the day on which an order is deemed received by the Distributor.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket may be on a basis other than the second Business Day following receipt in good order in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind purchases and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming shareholders, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Funds, in certain circumstances. The holidays applicable to the Funds are listed on Appendix A, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed on Appendix A. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of a Fund may trade on days that a Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Delivery. The Distributor will transmit all purchase orders received from Authorized Participants to the relevant Fund. After a Fund has accepted a purchase order and received delivery of the purchase consideration, NSCC or DTC, as applicable, will instruct the Fund to initiate delivery of the appropriate number of shares to the book-entry account specified by the Authorized Participant. Delivery of Creation Units by a Fund is expected to occur within the normal settlement cycle, currently no later than the second Business Day following the day on which an order is deemed to be received by the Distributor. The Distributor will issue or cause the issuance of confirmations of acceptance. The Distributor will be responsible for delivering a Prospectus to Authorized Participants purchasing Creation Units. The Distributor will maintain records of both the orders placed with it and the confirmations of acceptance furnished by it.

Shares will not normally be issued to a purchasing Authorized Participant until after the transfer to a Fund of good title to the Basket instruments required to be delivered in connection with the purchase. However, shares may be transferred in advance of receipt by a Fund of all or a portion of the applicable Basket instrument(s) as described further below. In these circumstances, the Authorized Participant will be required to transfer the available Basket instruments plus cash in an amount equal to 115% of the market value of any undelivered Basket instrument(s) (Additional Cash Deposit). Each Creation Unit order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and cash in the appropriate amount is deposited with the Custodian by the time designated by the Custodian on settlement date. If the order is not placed in proper form by the Order Cut-Off Time or federal funds in the appropriate amount are not received by the time designated by the Custodian on settlement date, then the order may be deemed to be rejected and the Authorized Participant will be liable to the relevant Fund for losses, if any, resulting therefrom.

As noted above, an additional amount of cash will be required to be deposited with the relevant Fund, pending delivery of the missing Basket instrument(s) in an amount equal to at least 115% of the daily marked to market value of the missing Basket instrument(s). In the event that additional cash is not paid, a Fund may use the cash on deposit to purchase the missing Basket instrument(s). The Authorized Participant will be liable to a Fund for the costs incurred by the Fund in connection with any such purchases and the Authorized Participant will be liable to the Fund for any shortfall between the cost to the Fund of purchasing any missing Basket instrument(s) and the value of the collateral. These costs will be deemed to include the amount by which the actual purchase price of the Basket instrument(s) exceeds the market value of such Basket instruments on the day the Creation Unit order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. A Fund will return any unused portion of the Additional Cash Deposit once all of the missing Basket instrument(s) have been properly received by the Custodian or purchased by the Fund and deposited into the Fund’s account with the Custodian.

In connection with taking delivery of shares upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date.

Redemptions of shares for Fund securities will be subject to compliance with applicable federal and state securities laws and each Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund securities upon redemptions or could not do so without first registering Fund securities under such laws. A redeeming investor that is subject to a legal restriction with respect to a particular security included in a Fund’s Basket instruments may be paid an equivalent amount of cash. The Authorized Participant through which such a redeeming investor transacts may request that the redeeming investor complete an order form or enter into agreements with respect to such matters as compensating cash payment. Further, a redeeming investor that is not a “qualified institutional buyer” (QIB), as such term is defined under Rule 144A under the 1933 Act, will not be able to receive Fund securities that are restricted for resale under Rule 144A. A redeeming investor may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the NAV of the shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the Commission.

Transaction Fees. Orders for Creation Units are subject to transaction fees. See Investing in the Funds – Buying and Selling Shares in the Prospectus.

Order Rejection. A Fund and/or the Distributor may reject any order that is not in proper form. Further, a Fund may reject a purchase order transmitted to it, for example: (a) the purchaser or group of related purchasers, upon obtaining the Creation Units, would own 80% or more of outstanding Fund shares; (b) the acceptance of the Basket would have certain adverse tax consequences, such as causing a Fund to no longer meet the requirements of a regulated investment company under the Code; (c) the acceptance of the Basket would, in the opinion of the Trust, be unlawful, as in the case of a purchaser who is banned from trading in securities; (d) the acceptance of the Basket would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Fund or its shareholders; or (e) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Investment Adviser, the Transfer Agent, the Custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

Required Early Acceptance of Orders. Notwithstanding the foregoing, Authorized Participants may be notified that the Order Cut-Off Time may be earlier on a particular Business Day.

Exchange Listing and Trading. A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus under Purchases and Sales of Fund Shares and Investing in the Funds – Buying and Selling Shares. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Each Fund’s shares are listed for trading on the Listing Exchange, and trade thereon at prices that are directly linked to the Fund’s next end-of-day NAV (NAV-Based Trading). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. In NAV-Based Trading, all trades are executed at the next NAV, plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each trade, the final transaction price is determined once NAV is computed. Buyers will not know the value of their purchases and sales until the end of the trading day.

Although share prices will be quoted throughout the day relative to NAV, there is not a fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed is determined at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV. The Funds do not offer the opportunity to transact intraday at prices determined at time of trade execution.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Listing Exchange may, but is not required to, remove a Fund’s shares from listing if: (i) following the initial twelve-month period after commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) the Fund’s Intraday Indicative Value (IIV) or NAV is no longer calculated or its IIV, NAV or Basket composition is no longer available to all market participants at the same time; (iii) the Fund has failed to submit any filings required by the Commission or if the Listing Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the Commission with respect to the Fund; or (iv) such other event will occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove a Fund’s shares from listing and trading upon termination of the Trust or the Fund. In the event a Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded managed fund” and operate as a mutual fund, provided that shareholders are given advance notice.

Book Entry Only System. The following information supplements and should be read in conjunction with Investing in the Funds – Buying and Selling Shares in the Prospectus.

DTC acts as securities depositary for each Fund’s shares. Fund shares are represented by securities registered in the name of DTC, its nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC and deposited with, or on behalf of, DTC. Certificates will not be issued for Fund shares.

DTC, a limited-purpose trust company, was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants). DTC has a Standard & Poor’s rating of AA+. The DTC Rules applicable to its Participants are on file with the Commission, and more information about DTC can be found at www.dtcc.com.

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of each Fund’s shares held by each DTC Participant. The Trust will inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Payment of Fund distributions will be made to DTC, its nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC as the registered holder of all shares of each Fund. DTC or its nominee, upon receipt of any such distributions, will credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is the case for securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for the accuracy or any other aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC

Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

PRICING OF SHARES

Determination of Net Asset Value

Each Fund’s securities are valued by the Funds’ Administrator pursuant to valuations provided by independent pricing services (generally, last reported sale prices), unless there is no readily ascertainable market value for a security or if the Funds’ Fair Value Committee thinks a market price is unreliable. Fund securities listed on a securities exchange (except the NASDAQ Stock Market (NASDAQ)) or over-the-counter (OTC) for which market quotations are available are valued at the last reported sale price (“regular way”) as of the close of regular trading on each Business Day (defined as days on which the NYSE is open for business) or, if there is no such reported sale, at the last reported bid price for long positions and at the last available ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market.

When a Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options and forward FX contracts and swaps, are stated at market value. The prices for foreign securities are reported in local currency and converted into U.S. dollars at the currency exchange rate quoted at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the most recently quoted sale price. The pricing services rely primarily on prices of actual market transactions and trader quotations. The pricing services may also use matrix systems to determine valuations for fixed income securities. These systems consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Investments in mutual funds that are not exchange-traded funds are valued daily at the net asset value per share.

If there is no readily ascertainable market value for a security or if a Fund thinks a market price is unreliable, the Funds’ Fair Value Committee will make a good faith determination of the “fair value” of the security under policies and procedures adopted by the Board of Trustees. The Board of Trustees has approved the use of a third-party fair valuation vendor for equity securities that are traded primarily on non-U.S. exchanges. The vendor provides fair values for such securities based on certain quantitative factors and methods which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Funds will value their non-U.S. securities with fair values provided by the vendor if there is a movement in the U.S. market that exceeds certain thresholds established by the Fair Value Committee. The vendor may not be able to provide fair values for certain securities, including securities of companies in emerging markets.

The Funds will own securities that are listed on foreign exchanges. These securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares. It is possible that market timers or “arbitrageurs” may buy or sell Fund shares in short-term trades to seek to profit from predicted price movements in foreign markets not yet reflected in a Fund’s NAV. Such trades, if they result in purchases or redemptions of Creation Units, may adversely affect existing shareholders.

Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, if the Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer-specific factors. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of a security determined by this method is higher or lower than the price a Fund would receive if it sold the security.

The NAV of each Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets held by the Fund (including interest and dividends accrued but not yet received) minus all liabilities attributable to the Fund (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses are accrued daily.

Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to 4:00 p.m. Eastern time. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such time. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and 4:00 p.m. Eastern time that may not be reflected in the computation of a Fund’s NAV.

Each investor may add to or reduce its investment in a Fund on each day the Fund is open for trading. The value of each investor’s interest in the Fund can be determined as of 4:00 p.m. Eastern Time on each Business Day by multiplying the NAV of the Fund by the number of shares held by the investor. Any additions or withdrawals to be effected on that day will then be effected.

Intraday Indicative Values.

The Trust will arrange for the continuous calculation by an independent third party and publication throughout the regular trading session of the Listing Exchange (generally 9:30 am to 4:00 pm Eastern time) each Business Day of the intraday indicative value (IIV) of each Fund’s shares. IIVs are calculated based on the current market trading prices of a Fund’s underlying holdings (and may not use fair values) and disseminated at periodic intervals of not more than 15 minutes. The purpose of IIVs is to help investors to estimate that day’s closing NAV so they can determine the number of shares to buy or sell if they want to trade an approximate dollar amount. Because IIVs will generally differ from the end-of-day NAV of the Fund, they cannot be used to calculate the precise dollar value of a prescribed number of shares to be bought or sold. Investors should understand that Fund transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility. Neither the Funds, the Trust nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs, nor do they make any warranty as to their accuracy.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

Subject to policies established by the Board of Trustees, the Investment Adviser is responsible for the execution of the Trust’s portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. In executing transactions with brokers and dealers, the Trust’s policy is that the Investment Adviser will seek to obtain the best available price in the best available market so that the Trust’s total costs or proceeds are the most favorable under the circumstances, taking into account all relevant factors. In placing agency brokerage, the Investment Adviser considers the size and nature of an order, the difficulty of execution and the full range and quality of a broker-dealer’s services, including among other things:

•	Execution capability,

•	Brokerage and research services,

•	Responsiveness,

•	Level of commission rates charged,

•	Financial soundness,

•	Back office processing capabilities, and

•	Participation in client commission recapture or directed brokerage programs.

For foreign exchange and other principal trades, the Investment Adviser considers the bid and/or offer price and also considers the factors described above, excluding brokerage and research services, commission rates, and client commission recapture programs, which factors are not applicable to principal trades.

The Investment Adviser is not required to adhere to any rigid formulas in selecting broker-dealers, but weighs a combination of some or all of the factors noted above. The determinative factor is not the lowest possible commission cost, but whether the transaction represents the best qualitative execution for a Fund and the Investment Adviser’s other clients. The Investment Adviser’s traders monitor prices of full service equity trades by comparing completed equity trades to the stock’s volume-weighted average price (VWAP) for the trading day. Portfolio managers and research analysts assess brokers based on research services and communicate assessments to the Trading Desk. Portfolio managers and traders receive weekly and annual reports listing brokers and commissions, monitor the amount of commissions allocated among broker-dealers and seek to allocate transactions to broker-dealers who provide superior execution and research services. In addition, the Investment Adviser uses a third party service provider to assist the firm in assessing best execution. These assessments are distributed to relevant portfolio managers, traders, and compliance staff and reviewed semi-annually at meetings of the Investment Adviser’s Best Execution Group.

For equity agency trades, the Investment Adviser may consider proprietary or third party brokerage and research services provided by broker-dealers as a factor in their selection. The Investment Adviser may effect securities transactions that cause a Fund to pay an amount of commission in excess of the amount of commission another broker-dealer would have charged; provided, that the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the broker-dealer used by the Investment Adviser, viewed in terms of either the specific transaction or the Investment Adviser’s overall responsibilities to the accounts, including the Funds, for which it exercises investment discretion.

To the extent research services may be a factor in selecting broker-dealers, such services may be in written form or through direct contact with individuals and may include information about securities, companies, industries, markets, economics, the valuation of investments and portfolio strategy. Research may be in the form of research reports, electronic market data, computer and technical market analyses, and access to research analysts, corporate management personnel and industry experts. Research services furnished by broker-dealers may be used in servicing all the Investment Adviser’s accounts and not all such services may be used in connection with a Fund or any other particular account of the Investment Adviser which paid commissions to the broker-dealer providing such services.

Pursuant to Commission interpretative guidance, the Investment Adviser uses commission sharing arrangements (CSAs) with certain brokers. These CSA brokers execute trades and credit soft dollars to pools from which the Investment Adviser directs payments to the CSA brokers, third-party brokers, and independent research providers based on commission targets. The use of CSAs is intended to assist the Investment Adviser in providing credits to brokers who, in its judgment, provide the best access to analysts and management, and to independent research providers, while using reliable execution brokers which the Investment Adviser believes will benefit the Investment Adviser’s accounts, including the Funds.

The Funds anticipate that their brokerage transactions involving securities of issuers domiciled in countries other than the U.S. generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the U.S. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S.

Foreign equity securities may also be held by the Funds in the form of ETFs, depositary receipts including ADRs, EDRs, GDRs, and SDRs, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the U.S. or Europe or other countries, as the case may be. ADRs and ETFs, like other securities traded in the U.S., will be subject to negotiated commission rates. A Fund’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions.

Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser when one or more clients of the Investment Adviser are selling the same security. Transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Because the Funds had not commenced operations as of the date of this Statement of Additional Information, they have not paid any brokerage commissions.

FEDERAL TAX ASPECTS

General

Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify for treatment as a “regulated investment company” (as defined in section 851(a) of the Code) (RIC). (All “section” references in this part of this Statement of Additional Information are to the Code.) By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (net short-term capital gain), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders an amount at least equal to 90% of its investment company taxable income and net-tax exempt income (the Distribution Requirement) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts)

derived with respect to its business of investing in securities or those currencies, and (b) net income from interests in certain publicly traded partnerships that are treated as partnerships for federal tax purposes and derive less than 90% of their gross income from the items described in clause (1)(a) (so-called qualified publicly traded partnerships) (each, a QPTP) (the Income Requirement); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (the Diversification Requirements).

If a Fund failed to qualify for treatment as a RIC for any taxable year — either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of certain cure provisions — then for federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income — except that, for individual and certain other non-corporate shareholders (each, a non-corporate shareholder), the part thereof that is qualified dividend income (generally, dividends it receives or stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) (QDI) would be subject to federal income tax at the rate for net capital gain, a maximum of 15% or 20% depending on whether the shareholder’s income exceeds certain threshold amounts — and all or part of those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

A Fund will be subject to a nondeductible 4% federal excise tax (Excise Tax) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year (taking into account certain deferrals and elections) and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year. Each Fund generally intends to meet this distribution requirement to avoid Excise Tax liability.

Special Tax Treatment

Certain of a Fund’s investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions, (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash and (vii) produce income that will not constitute qualifying income for purposes of the Income Requirement. The application of these rules could cause a Fund to be subject to U.S. federal income tax or the Excise Tax and, under certain circumstances, could affect the Fund’s status as a RIC. Each Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

Foreign Investments

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (collectively, foreign taxes) that would reduce the total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations — which is likely in the case of each Fund — the Fund will be eligible to, and intends to, file an election with the Internal Revenue Service (Service) that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Fund pays. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (foreign-source income) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its foreign-source income.

Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and whose foreign source income is all “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portion of foreign taxes a Fund paid if the shareholder has not held Fund shares for at least 16 days during the 30-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its federal income tax liability unless the Fund dividends it receives are effectively connected with the conduct of a U.S. trade or business.

A Fund may invest in the stock of “passive foreign investment companies” (each, a PFIC). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on that stock or of any gain on its disposition of that stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the reduced maximum federal income tax rates on individuals’ and certain other non-corporate shareholders’ QDI mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (QEF), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

Each Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which the election was in effect) as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. Each Fund reserves the right to make investments in PFICs as a matter of its investment policy.

A Fund may invest in ownership interests in foreign income, royalty, and similar trusts. The tax consequences to a Fund of an investment in such a trust depend on the trust’s classification for federal tax purposes, generally as a corporation or a partnership:

(1) If such a trust is classified as a corporation, it would be a PFIC (with the income tax consequences to an investing Fund described above) if it primarily held equity or debt securities of an underlying operating entity but would not be a PFIC if it was actively engaged in a business, such as oil and gas exploration (as a large proportion of income trusts are), and did not hold substantial investment-type assets. In the latter event, distributions from the trust to a Fund that invested therein would be treated as dividends that, under certain circumstances, would be treated as QDI; or

(2) If such a trust is classified for federal tax purposes as a partnership (by making a certain election or otherwise), it likely would be a QPTP, in which event all its net income (regardless of source) would be qualifying income to an investing Fund under the Income Requirement. But if such a trust is not a QPTP, then (a) it would be a publicly traded partnership that likely would be treated for federal tax purposes as a corporation, with the income tax consequences mentioned above, or (b) if not, a Fund that invested therein would treat its share of the trust’s income as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized by the Fund in the same manner as realized by the trust, and any non-qualifying income of the trust would pass-through to the Fund.

Derivatives and Foreign Currencies

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, and swap agreements involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives from its business of investing in securities or foreign currencies, if any, will be treated as qualifying income under the Income Requirement. Each Fund monitors its transactions, and seeks to make appropriate tax elections and entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment, or enters into a swap agreement, to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and Excise Taxes.

A Fund’s need to satisfy the Income Requirement and the Diversification Requirements to qualify as a RIC may limit its ability to engage in certain swap agreements and derivatives transactions. Moreover, the rules governing the tax treatment of swap agreements are not entirely clear in certain respects. For example, the tax treatment of a payment made or received under a swap agreement — in particular, whether such a payment is, wholly or partially, ordinary income or capital gain — will vary depending on the terms of the particular agreement. The tax treatment of swap agreements and other derivatives also may be affected by future legislation, regulations, and/or guidance issued by the Service. While each Fund intends to account for swap agreements in a manner it considers to be appropriate under applicable tax rules, the Service might not accept that treatment. If it did not, a Fund’s status as a RIC might be affected. The Funds intend to monitor developments in this area.

Some futures contracts, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — but generally excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement — in which a Fund invests may be subject to section 1256 (collectively, section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., regarding the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also are marked-to-market for purposes of the Excise Tax.

Under section 988, any gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options, futures, and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swap agreements) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund’s section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to its shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares. Although each Fund values its assets daily in terms of U.S. dollars, it is not likely to physically convert all, or any substantial part, of its holdings of foreign currencies to U.S. dollars on a daily basis. When a Fund does so, it will incur the costs of currency conversion.

Section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments and swap agreements in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of its gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a Fund writes (sells) a covered call option that expires, it will realize a short-term capital gain at the time of the expiration equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. If such an option is exercised, a Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.

If a Fund has an “appreciated financial position” — generally, any position (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).

Capital Loss Carryovers

The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are applicable to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by a Fund in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Taxation of the Funds’ Shareholders

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. Any capital loss a shareholder realizes on a redemption of Fund shares held for six months or less must be treated as a long-term (not a short-term) capital loss to the extent of any capital gain distributions received with respect to those shares. In addition, any loss a shareholder realizes on a redemption of Fund shares will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In that case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

If the NAV of a shareholder’s Fund shares is reduced, by reason of a distribution of net investment income or realized net capital gains, below the shareholder’s cost, the distribution nevertheless will be taxable to the shareholder. A redemption of those shares at that time, however, would result in a capital loss for federal income tax purposes.

Dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a foreign shareholder), other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a trade or business within the United States the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “short-term capital gain dividends” and “interest-related dividends,” if reported by a Fund in writing to its shareholders, will be exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States. Depending on the circumstances, a Fund may designate all, some or none of the Fund’s potentially eligible dividends as eligible for the exemption from withholding tax, and a portion of the Fund’s distributions (e.g., interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for such exemption.

Foreign Account Tax Compliance Act (FATCA). Under FATCA, “foreign financial institutions” (FFIs) or “non-financial foreign entities” (NFFEs) that are shareholders in a Fund may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends paid by a Fund and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares paid after December 31, 2018. As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI and (b) by an NFFE that certifies its status as such and, in certain circumstances, either that (i) it has no substantial U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent (which may be the Fund).

The U.S. Treasury has negotiated intergovernmental agreements (IGAs) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. Entities in those countries may be required to comply with the terms of the IGA instead of Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the Service under section 1471(b) of the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the Service, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the Service. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the relevant Fund or other applicable withholding agent, which will, in turn, report any required information to the Service.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in the Fund.

Taxes on Purchases and Redemptions of Creation Units. Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units, and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received). Persons redeeming Creation Units will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received, if any, plus (or minus) the cash amount received (or paid). The Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible.

Any capital gain or loss realized upon the purchase of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Each Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

*        *        *         *        *

The foregoing is an abbreviated summary of the federal income tax consequences of an investment in a Fund. It is based on the applicable provisions of the Code and Treasury regulations presently in effect and existing judicial decisions and administrative pronouncements, all of which are subject to change (which has occurred frequently in recent years), or differing interpretations, any of which may be prospective or retroactive. Fund distributions also may be subject to state and local taxes. Investors are urged to consult their attorneys or other tax advisers regarding specific questions as to federal, foreign, state, or local taxes.

GENERAL INFORMATION

Description of Shares

The Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular fund. Each share represents an interest in a fund proportionately equal to the interest of each other share. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to the Prospectus are fully paid and non-assessable. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares.

The Trust or any of the Funds may be terminated if approved by the Trustees pursuant to written notice to shareholders or by the approval of the holders of a majority of the Trust’s (or the respective Fund’s) outstanding shares, as defined in the 1940 Act. Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares of the Fund. If not so terminated, the Trust and the Funds will continue indefinitely. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.

Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial owner of Fund shares, will irrevocably appoint the Distributor as its attorney and proxy with full authorization and power to vote (or abstain from voting) its beneficially owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized Participant’s beneficially owned Fund shares in the same proportion as the votes (or abstentions) of all other shareholders of the Fund on any matter submitted to the vote of shareholders of the Fund.

Trustee and Shareholder Liability

The Declaration of Trust provides that the Trustees will not be liable for any act, omission or obligation of the Trust or any Trustee, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held liable for the Trust’s obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust’s acts or obligations. In addition, the Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder or former shareholder held personally liable solely by reason of his or her being or having been a shareholder of the Trust and not because of his or her acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

Other Information

This Prospectus and the Statement of Additional Information, any contracts filed as exhibits to the Trust’s registration statement, related regulatory filings, and any other Fund communications or disclosure documents do not create any contractual obligations between a Fund and shareholders. A Fund may amend any of these documents, enter into or amend other contracts, and interpret its investment objective, policies, restrictions and contractual provisions applicable to it without shareholder approval except where shareholder approval is specifically required by law or the Trust’s governing documents or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Prospectus or Statement of Additional Information. Further, shareholders are neither parties nor intended third-party beneficiaries of any contracts entered into by (or on behalf of) a Fund, including contracts with the Investment Adviser or other parties providing services to the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, has been selected as the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Custodian

The Bank of New York Mellon, 2 Hanson Place, Brooklyn, NY 11217, acts as custodian of each Fund’s assets (the “Custodian”). Under its contract with the Trust, the Custodian is authorized to establish and maintain one or more securities accounts and cash accounts for each Fund and to cause foreign securities owned by the Trust to be held in its offices outside the U.S. and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds’ investments.

Transfer Agent

The Bank of New York Mellon, 2 Hanson Place, Brooklyn, NY 11217, acts as the transfer agent and dividend disbursing agent for the Trust under a transfer agency and service agreement with the Trust. The Transfer Agent is responsible for, among other matters, processing orders for the purchase and redemptions of Creation Units.

Legal Counsel

Dechert LLP, One Bush Street, Suite 1600, San Francisco, CA 94104, is counsel for the Trust. Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Funds by Dechert LLP.

Reports to Shareholders

The fiscal year of the Funds ends on September 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gain distributions.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Funds have filed with the Commission, under the Securities Act and the 1940 Act, to which reference is hereby made.

Financial Statements

The Funds have not commenced operations as of the date of this Statement of Additional Information, and do not have financial statements to present. Financial statements will, in the future, be provided in reports to shareholders and will be available upon request without charge by contacting the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information or at www.causewayfunds.com.

[seed capital financials – to come]

Control Persons and Principal Holders of Securities

Since the Funds have not commenced operations as of the date of this Statement of Additional Information, they have not offered their shares to the public. As of this date, the Funds could be deemed to be under the control of the Investment Adviser because it had voting authority with respect to 100% of the value of the outstanding interests in each Fund.

APPENDIX A

Listed below are the dates in calendar years 2018 and 2019 in which the regular holidays in non-U.S. markets may impact a Fund’s settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

2018

AUSTRALIA
January 1	April 2	August 6	December 25
January 26	April 25	October 1	December 26
March 30	June 11	November 6

AUSTRIA
January 1	May 1	August 15	December 8
January 6	May 10	October 26	December 25
March 30	May 21	November 1	December 26
April 2	May 31

BELGIUM
April 2	May 21	November 1	December 25
May 1	August 15	December 24	December 26
May 10

BRAZIL
January 1	March 30	May 31	November 2
February 12	April 21	September 7	November 15
February 13	May 1	October 12	December 25

CANADA
January 1	May 21	September 3	December 25
February 19	July 2	October 8	December 26
March 30	August 6	November 12

CHILE
December 30	May 1	September 18	November 2
January 1	May 21	September 19	December 8
March 30	July 2	October 15	December 25
March 31	July 16	November 1	December 31
April 1	August 15

COLOMBIA
January 1	May 1	June 17	October 15
January 8	May 10	July 2	November 5
March 19	May 13	July 20	November 12
March 29	May 31	August 7	December 8
March 30	June 11	August 15	December 25

CZECH REPUBLIC
January 1	May 1	July 6	December 25
March 30	May 8	September 28	December 26
April 2	July 5	December 24

1

DENMARK
December 31	April 1	May 11	December 25
January 1	April 2	May 21	December 26
March 29	April 27	June 5	December 31
March 30	May 10	December 24

FINLAND
December 31	March 30	December 6	December 25
January 1	April 2	December 24	December 26
January 6	May 1

FRANCE
January 1	May 1	May 28	November 1
March 30	May 7	August 15	December 25
April 2	May 8	October 31	December 26

GERMANY
January 1	May 10	October 3	December 25
March 30	May 21	October 31	December 26
April 2	May 31	November 1	December 31
May 1

GREECE
January 6	April 9	May 28	December 25
February 19	May 1	August 15	December 26
April 6

HONG KONG
January 1	April 2	June 18	October 1
February 16	April 5	July 2	December 25
February 19	May 1	September 25	December 26
March 30	May 22

HUNGARY
January 1	March 16	August 20	October 23
March 15

INDONESIA
January 1	May 1	June 15	September 12
February 16	May 10	June 16	November 21
March 17	May 30	August 17	December 25
March 30	June 1	August 22	December 31
April 14

IRELAND
January 1	May 7	October 29	December 26
March 30	June 4	December 24	December 31
April 2	August 6	December 25

ISRAEL*
March 1	May 20	September 11	September 24
April 6	July 22	September 18	October 1
April 19	September 10	September 19

* The Israeli market is closed every Friday.

2

ITALY
January 1	April 25	August 15	December 25
March 30	May 1	November 1	December 26
April 2

JAPAN
January 1	March 21	July 16	November 3
January 2	April 30	August 11	November 23
January 3	May 3	September 17	December 24
January 8	May 4	September 24	December 31
February 12	May 5	October 8

MALAYSIA
January 1	May 1	September 16	December 25
February 1	August 31	September 17

MEXICO
January 1	March 30	September 16	December 1
February 5	May 1	November 2	December 12
March 19	May 5	November 19	December 25
March 29

NETHERLANDS
January 1	April 27	May 13	December 25
March 30	May 1	May 21	December 26
April 2	May 10	October 28

NEW ZEALAND
January 2	February 6	April 25	December 25
January 22	March 30	June 4	December 26
January 29	April 2	October 22

NORWAY
March 29	May 1	May 21	December 25
March 30	May 10	December 24	December 31
April 2	May 17

PERU
January 1	May 1	July 29	November 1
March 29	June 29	August 30	December 8
March 30	July 28	October 8	December 25

PHILIPPINES
January 1	April 9	August 27	December 25
March 29	May 1	November 1	December 30
March 30	June 12	November 30	December 31

POLAND
January 1	May 1	August 15	December 25
March 30	May 3	November 1	December 26
April 2	May 31	December 24

PORTUGAL
January 1	April 2	December 25	December 26
March 30	May 1

3

SINGAPORE
January 1	May 1	August 9	November 6
February 16	May 29	August 22	December 25
March 30	June 15

SOUTH AFRICA
January 1	April 2	June 16	December 16
March 21	April 27	August 9	December 25
March 30	May 1	September 24	December 26

SOUTH KOREA
January 1	May 1	June 13	September 26
February 15	May 5	August 15	October 3
February 16	May 7	September 23	October 9
February 17	May 22	September 24	December 25
March 1	June 6	September 25

SPAIN
January 1	April 2	August 15	December 6
March 19	May 1	September 11	December 24
March 29	May 31	October 12	December 25
March 30	July 25	November 1	December 26

SWEDEN
January 1	May 1	June 6	December 25
March 29	May 10	June 22	December 26
March 30	May 18	December 24	December 31
April 2	May 21

SWITZERLAND
January 1	April 2	May 21	December 25
January 2	May 1	May 31	December 26
March 30	May 10	August 1

THAILAND
January 1	April 13	May 29	December 5
January 2	April 16	July 26	December 10
March 2	May 1	August 13	December 31
April 6	May 7	October 23

TURKEY
January 1	May 1	August 30	October 29
April 23	May 19

UNITED KINGDOM
January 1	April 2	May 28	December 25
March 30	May 7	August 27	December 26

4

2019

[to come]

Listed below are the instances in calendar years 2018 and 2019 where, due to local holidays, more than seven days will needed to deliver redemption proceeds. The chart also lists the worst-case redemption cycle (longest number of days) for the Funds, which is a function of the longest redemption cycle among the countries listed below. Worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

Settlement Periods Greater than Seven Days for 2018

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Australia	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
	12/21/2018	1/2/2019	12
Belgium	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
	12/21/2018	12/31/2018	10
Czech Republic	12/21/2018	12/31/2018	10
Denmark	3/26/2018	4/3/2018	8
	3/27/2018	4/4/2018	8
	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
Finland	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
	12/21/2018	12/31/2018	10
Hong Kong	3/29/2018	4/6/2018	8
Ireland	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
	12/21/2018	1/2/2019	12
Israel	9/4/2018	9/12/2018	8
	9/5/2018	9/13/2018	8
	9/6/2018	9/17/2018	11
	9/13/2018	9/25/2018	12
Japan	12/26/2018	1/4/2019	9
	12/27/2018	1/7/2019	11
Norway	3/26/2018	4/3/2018	8
	3/27/2018	4/4/2018	8
	3/28/2018	4/5/2018	8
Spain	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
	12/21/2018	12/31/2018	10
Sweden	3/26/2018	4/3/2018	8
	3/27/2018	4/4/2018	8
	12/19/2018	12/27/2018	8
	12/20/2018	12/28/2018	8
	12/21/2018	1/2/2019	12

Settlement Periods Greater than Seven Days for 2019

[to come]

5

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust(1)

	(2)	Declaration of Trust(2)

(b)	Bylaws(2)

(c)	Reference is made to Items 28(a)(2) and 28(b) above.

(d)	(1)	Investment Advisory Agreement for Causeway International Value NextShares(2)

	(2)	Investment Advisory Agreement for Causeway Global Value NextShares(2)

	(3)	Expense Limit Agreement for Causeway International Value NextShares(2)

	(4)	Expense Limit Agreement for Causeway Global Value NextShares(2)

(e)	Underwriting Agreement(2)

(f)	Bonus or Profit Sharing Contracts – not applicable

(g)	Custody Agreement(2)

(h)	Other Material Contracts

	(1)	Administration Agreement(2)

	(2)	Transfer Agency Agreement(2)

	(3)	Form of Authorized Participant Agreement(2)

	(4)	Form of Investing Fund Agreement(2)

(i)	Legal Opinion(2)

(j)	Other Opinions

	(1)	Consent of independent registered public accounting firm(2)

(k)	Omitted Financial Statements – not applicable

(l)	Initial Capital Agreement – not applicable

(m)	Rule 12b-1 Plan(2)

(n)	Rule 18f-3 Plan – not applicable

(o)	Reserved

(p)	(1)	Code of Ethics of Registrant and its investment adviser(2)

	(2)	Code of Ethics of Registrant’s principal underwriter(2)

(1)	Incorporated by reference from Registrant’s initial Registration Statement filed on September 20, 2017.
(2)	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

Article IX of the Registrant’s Declaration of Trust, provides for indemnification of certain persons acting on behalf of the Registrant. Article IX, Section 9.2 provides that a trustee, when acting in such capacity, shall not be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust and a trustee shall not be liable to the Trust or to any shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee.

Article IX, Section 9.5 of the Registrant’s Declaration of Trust provides that every person who is, or has been, a trustee, officer or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees or agents of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise, is indemnified by the Registrant or the applicable series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

See “Management of the Funds” in the Prospectus and Statement of Additional Information.

The Investment Adviser, a Delaware limited liability company, is a registered investment adviser. Information as to the officers and managing member of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference.

Item 32.	Principal Underwriter

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
The KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015
Gallery Trust	January 8, 2016
RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund)	August 12, 2016
Schroder Series Trust	February 10, 2017
Schroder Global Series Trust	February 10, 2017

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	The following table provides information concerning the positions and offices that each director or officer of the Distributor holds with the Distributor and the Registrant. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Distributor	Positions and Offices with Registrant
William M. Doran	Director	—
Paul F. Klauder	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President, & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows: (a) With respect to Rules 31a-1(b)(2)(i)(a) – (e) and 31a-1(b)(3), the required books and records will be maintained at the offices of Registrant’s Custodian: The Bank of New York Mellon, One Wall Street, New York, NY 10286; (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(2)(i)(c) – (f);

31a-1(b)(2)(ii) – (iii); and 31a-1(b)(3) – (8), the required books and records are maintained at the offices of Registrant’s Administrator: SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456; (c) With respect to Rules 31a-1 (b)(2)(iii); 31a-1(b)(4) – (7); 31a-1 (b)(9) – (11); and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Investment Adviser: Causeway Capital Management LLC, 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025; (d) With respect to Rule 31a-1 (b)(2)(iv), the required books and records are maintained at the offices of the Registrant’s Transfer Agent: DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105; and (e) With respect to Rule 31a-1(d), the required books and records are maintained at the offices of the Registrant’s Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 19th day of December, 2017.

CAUSEWAY ETMF TRUST

/s/ Turner Swan
By:	Turner Swan
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan Turner Swan	President	December 19, 2017

/s/ Eric Kleinschmidt Eric Kleinschmidt	Treasurer	December 19, 2017

John R. Graham* John R. Graham	Trustee	December 19, 2017

Lawry J. Meister* Lawry J. Meister	Trustee	December 19, 2017

Eric H. Sussman* Eric H. Sussman	Trustee and Chairman of the Board	December 19, 2017

Victoria B. Rogers* Victoria B. Rogers	Trustee	December 19, 2017

* By	/s/ Turner Swan
(Turner Swan, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Eric H. Sussman, the undersigned Trustee of Causeway ETMF Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 6th day of November, 2017.

       (City, State)

/s/ Eric H. Sussman
Eric H. Sussman, Trustee

POWER OF ATTORNEY

I, Lawry J. Meister, the undersigned Trustee of Causeway ETMF Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 6th day of November, 2017.

       (City, State)

/s/ Lawry J. Meister
Lawry J. Meister, Trustee

POWER OF ATTORNEY

I, John R. Graham, the undersigned Trustee of Causeway ETMF Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 6th day of November, 2017.

       (City, State)

/s/ John R. Graham
John R. Graham, Trustee

POWER OF ATTORNEY

I, Victoria B. Rogers, the undersigned Trustee of Causeway ETMF Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 6th day of November, 2017.

       (City, State)

/s/ Victoria B. Rogers
Victoria B. Rogers, Trustee

Exhibit Index